UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21905


                 First Trust/Aberdeen Emerging Opportunity Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


                                  VOTE SUMMARY


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GRASIM INDS LTD

Security         Y28523135              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   07-Jul-2007
ISIN             INE047A01013           Agenda         701305751 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive and adopt the audited balance sheet as at 31 MAR 2007             Management          For            For
         and the profit and loss account for the YE 31 MAR 2007 and the reports of the Directors and the Auditors of the Company
2.       Approve the payment of interim dividend on equity shares for the          Management          For            For
         YE 31 MAR 2007 as final dividend
3.       Re-appoint Mrs. Rajashree Birla as a Director, who retires by             Management          For            For
         rotation
4.       Re-appoint Mr. Cyril Shroff as a Director, who retires by rotation        Management          For            For
5.       Re-appoint Mr. S.G. Subrahmanyan as a Director, who retires by            Management          For            For
         rotation
6.A      Re-appoint Messrs. G.P. Kapadia & Co., Chartered Accountants,             Management          For            For
         Mumbai as the Statutory Auditors of the Company under Section
         224 and other applicable provisions, if any, of the Companies Act,
         1956, to hold office as such from the conclusion of this meeting until the conclusion of the next AGM of the Company at a
         remuneration of INR 26,00,000 plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be
         incurred in the performance of their duties
6.B      Re-appoint pursuant to the provisions of Section 228 and other            Management          For            For
         applicable provisions, if any, of the Companies Act, 1956, Messrs.
         A.F. Ferguson & Co., Chartered Accountants, Mumbai as the
         Branch Auditors of the Company, to audit the Accounts in
         respect of the Company's manufacturing plants of Grey Cement and White Cement, Marketing Zones, Terminals and Ready Mix
         Concrete Units, to hold office from the conclusion of this meeting until the conclusion of the next AGM of the Company at a
         remuneration of INR 37,00,000 plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be
         incurred in the performance of their duties
6.C      Re-appoint pursuant to the provisions of Section 228 and other            Management          For            For
         applicable provisions, if any, of the Companies Act, 1956, Messrs.
         Vidyarthi & Sons, Chartered Accountants, Lashkar, Gwalior as the
         Branch Auditors of the Company, to audit the Accounts in respect of the Company's Vikram Woollens Division, to hold office from the conclusion of this meeting until the conclusion of the next
         AGM of the Company at a remuneration of INR 65,000 plus
         service out of pocket expenses, as may be incurred in the
         performance of their duties
S.7      Re-appoint in terms of Article 169 of the Articles of Associations of     Management          For            For
         the Company and pursuant to the provisions of Section 198, 269,
         309, 311 and 314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 [ the said Act] and all guidelines for managerial remuneration issued by the Central
         Government from time to time, Mr. D.D. Rathi as a whole time
         Director of the Company, for the period and upon the terms as to remuneration and perquisites as specified with liberty to the Board
         [which term shall include any Committee constituted or to be constituted by the Board] from time to time to alter the said terms in such manner as may be agreed to between the Board and Mr.
         Rathi and as may be permissible at law
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
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ICICI BK LTD

Security         Y38575109              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   21-Jul-2007
ISIN             INE090A01013           Agenda         701313417 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive and adopt the audited profit and loss account for the FYE         Management          For            For
         31 MAR 2007 and the balance sheet as at that date together with the reports of the Directors and the Auditors
2.       Declare a dividend on preference shares                                   Management          For            For
3.       Declare a dividend on equity shares                                       Management          For            For
4.       Re-appoint Mr. N. Vaghul as a Director, who retires by rotation           Management          For            For
5.       Re-appoint Mr. Anupam Puri as a Director, who retires by rotation         Management          For            For
6.       Re-appoint Mr. M.K. Sharma as a Director, who retires by rotation         Management          For            For
7.       Re-appoint Professor Marti G. Subrahmanyam as a Director, who             Management          For            For
         retires by rotation
8.       Appoint, pursuant to the provisions of Section 224 and other              Management          For            For
         applicable provisions, if any, of the Companies Act, 1956 and the
         Banking Regulation Act, 1949, BSR & Co., Chartered
         Accountants, as the Statutory Auditors of the Company, until the conclusion of the next AGM of the Company, on a remuneration
         [including terms of payment] to be fixed by the Board of Directors of the Company, plus service tax and such other tax[es], as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the Audit of the accounts of the Company for the
         YE 31 MAR 2008
9.       Authorize the Board of Directors of the Company, pursuant to the          Management          For            For
         provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 and the Banking Regulation Act,
         1949, to appoint the Branch Auditors, as and when required, in consultation with the Statutory Auditors, to audit the accounts in respect of the Company's branches/offices in India and abroad and to fix their remuneration [including terms of payment], plus service tax and such other tax[es], as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit
10.      Approve, subject to the applicable provisions of the Companies            Management          For            For
         Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of India to the extent required, Mr. K.V.
         Kamath, Managing Director & Chief Executive Officer, to paid with the specified revised remuneration from 01 APR 2007 up to 30
         APR 2009; authorize the Board or any Committee to decide the remuneration [salary, perquisites and bonus] payable to Mr. K.V.
         Kamath, within the terms mentioned, subject to the approval of
         Reserve Bank of India, from time to time; approve in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Mr. K.V. Kamath, shall be governed by Section II of
         Part II of Schedule XIII of the Companies Act, 1956, or any
         modification[s] thereto
11.      Approve, subject to the applicable provisions of the Companies            Management          For            For
         Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of India to the extent required, Ms.
         Chanda D. Kochhar, Deputy Managing Director, be paid with the specified revised remuneration from 01 APR 2007 up to 31 MAR
         2011; authorize the Board or any Committee to decide the
         remuneration [salary, perquisites and bonus] payable to Ms.
         Chanda D. Kochhar, within the terms mentioned, subject to the approval of Reserve Bank of India, from time to time; approve in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Ms. Chanda D. Kochhar shall be
         governed by Section II of Part II of Schedule XIII of the
         Companies Act, 1956, or any modification[s] thereto
12.      Approve, subject to the applicable provisions of the Companies            Management          For            For
         Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of India to the extent required, Dr.
         Nachiket Mor, Deputy Managing Director, be paid with the
         specified revised remuneration from 01 APR 2007 up to 31 MAR
         2011; authorize the Board or any Committee to decide the
         remuneration [salary, perquisites and bonus] payable to Dr.
         Nachiket Mor, within the terms mentioned, subject to the approval of Reserve Bank of India, from time to time; approve in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Dr. Nachiket Mor shall be governed by Section II of
         Part II of Schedule XIII of the Companies Act, 1956, or any
         modification[s] thereto
13.      Appoint Mr. V. Vaidyanathan as a Director of the Company, under           Management          For            For
         the provisions of Section 257 of the Companies Act, 1956
14.      Approve, subject to the applicable provisions of the Companies            Management          For            For
         Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of India to the extent required,
         Mr. V. Vaidyanathan, be appointed as a wholetime Director of the Company, effective 24 OCT 2006 up to 23 OCT 2011, on
         payment of the specified remuneration; authorize the Board or any Committee to decide the remuneration [salary, perquisites and bonus] payable to Mr. V. Vaidyanathan, within the terms mentioned, subject to the approval of Reserve Bank of India, from time to time; approve that in the event of absence or inadequacy of net profit in any FY, the remuneration payable to
         Mr. V. Vaidyanathan shall be governed by Section II of Part II of Schedule XIII of the Companies Act, 1956, or any
         modification[s] thereto; approve that Mr. V. Vaidyanathan shall not be subject to retirement by rotation during his tenure as wholetime Director; however, in order to comply with the
         provisions of the Articles of Association of the Company and the Companies Act, 1956, he shall be liable to retire by
         rotation, if, at any time, the number of non-rotational
         Directors exceed one-third of the total number of Directors; if he is re-appointed as Director immediately on retirement by rotation, he shall continue as a wholetime Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in his appointment as wholetime Director
15.      Appoint Ms. Madhabi Puri-Buch as a Director of the Company,               Management          For            For
         under the provisions of Section 257 of the Companies Act, 1956


Page 2


16.      Approve, subject to the applicable provisions of the Companies            Management          For            For
         Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of India, Ms. Madhabi Puri-Buch, be appointed as a wholetime Director [designated as Executive
         Director] of the Company, effective 01 JUN 2007 up to 31 MAY
         2012, on payment of the specified remuneration; authorize the
         Board or any Committee to decide the remuneration payable to
         Ms. Madhabi Puri-Buch, within the terms mentioned above,
         subject to the approval of Reserve Bank of India, from time to time; approve that in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Ms. Madhabi Puri-
         Buch shall be governed by Section II of Part II of Schedule XIII of the Companies Act, 1956, or any modification[s] thereto; approve that Ms. Madhabi Puri-Buch, shall not be subject to retirement by rotation during her tenure as a wholetime Director, however, in order to comply with the provisions of the Articles of
         Association of the Company and the Companies Act, 1956, she
         shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors exceed one-third of the total number of Directors; if she is re-appointed as a Director
         immediately on retirement by rotation, she shall continue to hold his office of wholetime Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in hes appointment as a wholetime Director
S.17     Authorize the Board of Directors [the Board], pursuant to the             Management          For            For
         provisions of Section 81 and other applicable provisions, if any, of the Companies Act, 1956 [including any amendment thereto or re-
         enactment thereof] and subject to the necessary and relevant amendments of the Banking Regulation Act, 1949 or upon the receipt of any exemptions under the relevant provisions of the Banking
         Regulation Act, 1949 and in accordance with the provisions of the
         Memorandum and Articles of Association of the Company and the
         regulations/guidelines, if any, prescribed by Government of India,
         Reserve Bank of India, Securities and Exchange Board of India and
         the United States Securities and Exchange Commission or any other relevant authority, whether in India or abroad, from time to time, to the extent applicable and subject to approvals, consents, permissions and sanctions as might be required and subject to such conditions as might be prescribed while granting such approvals, consents, permissions and sanctions, to create, offer, issue and allot [including with provision for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons as may be permitted and including from capital that may be classified or unclassified, and of such denomination as required or permitted], in the course of 1 or more public and/or private offerings in domestic and/or one or more international market[s], preference shares including issuance of overseas depository receipts or other instruments, as permitted against the preference shares or issuance of foreign currency denominated preference shares, at the option of the Company and/or the holders of such securities, and/or securities linked to preference shares and which, subject to applicable laws, may be
         irredeemable/perpetual or redeemable [and if redeemable, with such period as may be permitted or specified by the Company],
         cumulative or non-cumulative, participatory or non-participatory, non-convertible or other securities, and/or securities with or without detachable/non-detachable warrants with a right
         exercisable by the warrant-holder to subscribe for preference shares and/or warrants with an option exercisable by the
         warrant-holder to subscribe for preference shares, and/or any instruments or securities representing preference shares and/or convertible securities convertible to preference shares [all of which are hereinafter collectively referred to as Securities], to all eligible investors, including residents and/or non-residents and/or institutions/banks and or incorporated bodies and or individuals and/or trustees or otherwise, and whether or not such investors are Members of the Company, through one or more
         prospectus and/or letter of offer or circular and/or private
         /preferential placements basis, for, of which upon exercise or conversion of all securities so issued and allotted could give rise to, the issue of an aggregate face value of securities not exceeding INR 1.50 billion, such issue and allotment to be made at such time or times, in one or more trances or tranches, at such price or prices, at market price or at a discount or premium to market prices, including at the Board discretion at different prices to retail investors defined as such under relevant rules, regulations and guidelines of the relevant authority, in such manner, and where necessary in consultation with the Lead Managers and/or Underwriters and/or other Advisors or otherwise on such terms and conditions, including issue of securities as fully or partly paid, making of calls and manner of appropriation of application money or call money, in respect of different classes of investors and/or in respect of different securities, as the
         Board may in its absolute discretion decide at the time of issue of the securities; Approve, that without prejudice to the
         generality of the above, the aforesaid issue of securities may have all or any terms or combination of terms in accordance with prevalent market practices or as the Board may in its absolute discretion deem fit, including but not limited to the terms and conditions relating to the payment of interest, dividend, premium on redemption at the option of the Company and/or holders of any securities, or variation of the price of securities during the period of the securities or terms pertaining to voting rights, if any permitted by law, for early redemption of securities; and
         authorize the Board of the Company and/or any agency or body or person and may issue depository receipts representing the
         underlying securities in the capital of the Company or such other securities in negotiable, registered or bearer from with such features and attributes as may be required and to provide for the tradability and free transferability there of as per market practices and regulations [including listing on one or more stock exchange(s) in or outside India]; and authorize the Board to issue and allot such number of securities as may be required to be issued and allotted, including issue and allotment of securities upon conversation of any depository receipts or other securities referred to above or as may be necessary in accordance with the terms of the offer; and authorize the Board for the purpose of giving effect to any offer, issue or allotment of securities or instruments representing the same, as specified, to do all such acts, deeds, matters and things in it may, in its absolute discretion, deem necessary or desirable for such purpose,
         including with out limitation, the determination of the number of the securities that may be offered in domestic and international markets and proportion thereof, entering into agreements for managing, underwriting, marketing, listing, trading, acting as depository, custodian, register, stabilizing agent, paying agent, trustee and to issue any document(s), including but not limited to prospectus and/ or letter of offer and/or circular, and sign all deeds, document and writings and to pay any fees, commissions, remuneration, expenses relating thereto and with power on behalf of the Company to settle all questions, difficulties or doubts that may arise in regard to such offer(s) or allotment(s) as it may, in its absolute discretion, deem fit and to delegate all or any of the powers herein conferred to any Committee of the
         Directors or any 1 or more wholetime Directors of the Company


Page 3


18.      Approve, the consent of the Members of the Company under the              Management          For            For
         provisions of Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956, and the relevant provisions of the Articles of Association of the Company, be accorded to the borrowings by the Board of Directors of the Company from time to time, of all moneys deemed by them to be requisite or proper for the purpose of carrying on the business of the Company, so however, that apart from deposits accepted in the ordinary course of business, temporary loans repayable on demand or within 6 months from the date of the loan or temporary loans, if any, obtained from the Company's bankers, the total amount of such borrowings outstanding at any time shall not exceed INR 200,000 crore notwithstanding that the monies to be borrowed together with the monies already borrowed by the Company [including temporary loans, if any, obtained for the purpose of financing expenditure of a capital nature] will exceed the aggregate of the paid-up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose
S.19     Approve, subject to the applicable provisions of the Companies            Management          For            For
         Act, 1956 and subject to the requisite approvals, Article 56(d) of the Articles of Association of the Company be substituted by the specified Clause: 56(d) Acquisition of shares by a person/Group which could take in the aggregate his/her/its holding to a level of
         5% or more of the total paid-up capital of the Bank [or such other percentages as may be prescribed by Reserve Bank of India from time to time] should be effected by such buyer(s) after obtaining prior approval of the Reserve Bank of India
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
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HERO HONDA MOTORS LTD

Security         Y3179Z146              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   24-Jul-2007
ISIN             INE158A01026           Agenda         701320436 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive and adopt the audited balance sheet of the Company as             Management          For            For
         at 31 MAR 2007 and the profit and loss account for the YE on that date together with the reports of the Directors and the Auditors thereon
2.       Declare a dividend of INR 17 per equity share on 19,96,87,500             Management          For            For
         equity shares of INR 2 each for the FY 2006-07
3.       Re-appoint Mr. Om Prakash Munjal as a Director, who retires by            Management          For            For
         rotation
4.       Re-appoint Mr. Narinder Nath Vohra as a Director, who retires by          Management          For            For
         rotation
5.       Re-appoint Mr. Analjit Singh as a Director, who retires by rotation       Management          For            For
6.       Re-appoint Dr. Pritam Singh as a Director, who retires by rotation        Management          For            For
7.       Appoint M/s. A.F. Ferguson & Co., Chartered Accountants, New              Management          For            For
         Delhi, the retiring Auditors, to hold office as the Auditors until the conclusion of the next AGM and approve to fix their remuneration
8.       Appoint: Mr. Yutaka Kudo as a Director of the Company and the             Management          For            For
         period of his office is liable to determination by retirement of
         Directors by rotation; and pursuant to the recommendation of the
         Remuneration Committee and subject to the approval of the
         Central Government under Sections 269, 198, 309 read with
         Schedule XIII and other applicable provisions, if any, of the
         Companies Act 1956, Mr. Yutaka Kudo as whole-time Director for a period of 5 years with effect from 01 APR 2007 on a
         remuneration including minimum remuneration and on terms and conditions as prescribed, the aggregate amount of remuneration payable to Mr. Yutaka Kudo in a particular FY will be subject to the overall ceiling limit laid down in Sections 198 and 309 read with Schedule XIII of the Companies Act 1956
9.       Appoint Mr. Takashi Nagai as a Director of the Company and the            Management          For            For
         period of his office is liable to determination by retirement of
         Directors by rotation
S.10     Approve, pursuant to the provisions of Section 309 and other              Management          For            For
         applicable provisions, if any, of the Companies Act, 1956 a sum not exceeding 0.10% per annum of the net profits of the Company calculated in accordance with provisions of Sections 198, 349 and
         350 of the Act, be paid to and distributed amongst the Non-
         Executive Independent Directors of the Company in such amount or proportion and in such manner and in all respects as may be directed by the Board of Directors and such payments shall be made in respect of the profits of the Company for each year of the period of 5 years commencing 01 APR 2007 in addition to the sitting fee for attending meeting of the Board of Directors or any
         Committee thereof
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PETROCHINA CO LTD

Security         Y6883Q104              Meeting Type   Extraordinary General Meeting
Ticker Symbol                           Meeting Date   10-Aug-2007
ISIN             CN0009365379           Agenda         701313493 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
S.1      Approve, conditional upon the obtaining of approvals from the             Management          For            *
         CSRC and other relevant regulatory authorities, the allotment and issue of A shares by the Company in the PRC by way of public offering of new A shares and the specified terms and conditions of the A share issue
S.2      Authorize the Board and its attorney, to deal with matters in             Management          For            *
         relation to the A share issue and the listing of A shares including but not limited to the following: 1) to implement the proposals of the A share issue and the listing of A shares in accordance with the laws and regulations of the PRC and relevant regulations prescribed by the securities regulatory department and this resolution; 2) to determine the number of A shares to be issued, issue price, method of issue, target subscribers, number of A shares and the percentage of A shares to be issued to the target subscribers, size of the over-allotment option and placing ratio, commencement and completion timing of the issue, timing of the listing and other matters relating to the A share issue and the listing of A shares in accordance with this resolution and with reference to the status of the approval by the CSRC and
         conditions of the PRC securities market; 3) upon completion of the
         A share Issue and the listing of A shares, to amend Articles 16 and 19 of the Articles in accordance with the specific
         circumstances regarding the issue, and to complete the relevant formalities such as for the registrations of amendments of registered capital and share registration with the
         Administration for Industry and Commerce; 4) to decide the respective monetary amount to be invested in different projects within the approved scope for use of proceeds; 5) to deal with the preparation work in relation to the A share issue and the listing of A shares, including without limitation, to apply to the relevant regulatory authorities and stock exchanges; to sign, execute and implement underwriting agreement, listing agreement, sponsors agreement and all necessary documents on behalf of the Company; and to determine and pay all related fees and expenses in connection with the A share issue; 6) to
         undertake or deal with all other necessary actions or matters in connection with the A share issue and the listing of the A shares; 7) the Board proposes to the shareholders' meeting to approve the formation of a special Board Committee comprising
         Mr. Jiang Jiemin [Director], Mr. Zhou Jiping [Director] and Mr.
         Gong Huazhang [Director]; subject to the obtaining of the
         authorization as mentioned above, authorize the Board to further delegate its power as mentioned above to this special Board
         Committee for implementation; the authorization shall be
         implemented by endorsement of any 2 of the Members of the
         special Board Committee; this special Board Committee shall be formed from the date this resolution is approved at the
         Shareholders' meeting and will be dissolved on the listing date of the A shares on the domestic stock exchange in connection with the A share issue; and 8) [Authority expires at the end of
         12 months from the date of the passing of this resolution]

                          *Management Position Unknown
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SATYAM COMPUTER SVCS LTD

Security         Y7530Q141              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   30-Aug-2007
ISIN             INE275A01028           Agenda         701341303 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive, approve and adopt: the audited balance sheet as at 31            Management          For            For
         MAR 2007; the audited profit and loss account for the YE on that date; the Auditors' report, thereon; and the Directors' report
2.       Declare final dividend on equity shares                                   Management          For            For
3.       Re-appoint Dr. (Mrs.) Mangalam Srinivasan as a Director, who              Management          For            For
         retires by rotation
4.       Re-appoint Prof. Krishna G. Palepu as a Director, who retires by          Management          For            For
         rotation
5.       Appoint M/s. Price Waterhouse, Chartered Accountants, as the              Management          For            For
         Auditors of the Company, for the period commencing from the conclusion of this meeting till the conclusion of the next AGM and approve to fix their remuneration
6.       Appoint Mr. T.R. Prasad as a Director of the Company, liable to           Management          For            For
         retire by rotation
7.       Appoint Prof. V.S. Raju as a Director of the Company, liable to           Management          For            For
         retire by rotation
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

-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE

Security         204412100              Meeting Type   Special
Ticker Symbol    RIOPR                  Meeting Date   30-Aug-2007
ISIN             US2044121000           Agenda         932762378 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                                  Management          For            For
02       PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT TO                           Management          For            For
         WHICH EACH AND EVERY CURRENT SHARE ISSUED BY THE
         COMPANY, BOTH COMMON AND PREFERRED, SHALL
         BECOME TWO SHARES OF THE SAME TYPE AND CLASS, AS
         THE CASE MAY BE, AND THE CORRESPONDING
         ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
         COMPANY'S BY-LAWS.
03       CONSOLIDATION OF THE AMENDMENTS TO THE                                    Management          For            For
         COMPANY'S BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
         HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
         APPROVED.
04       RATIFICATION OF CVRD'S ACQUISITION OF THE                                 Management          For            For
         CONTROLLING SHARE OF AMCI HOLDINGS AUSTRALIA, AS
         REQUIRED BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN
         CORPORATE LAW.
05       REPLACEMENT OF A BOARD MEMBER.                                            Management          Abstain        Against
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

-----------------------------------------------------------------------------------------------------------------------------------
GAIL (INDIA) LTD

Security         Y2682X135              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   03-Sep-2007
ISIN             INE129A01019           Agenda         701341339 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve and adopt the audited balance sheet as at 31 MAR 2007,            Management          For            For
         profit and loss account for the YE 31 MAR 2007, Board's report,
         Auditors' report and the comments thereupon of the Comptroller &
         Auditor General of India
2.       Declare dividend of equity share capital for the FYE on 31 MAR            Management          For            For
         2007; the Board has recommended a total dividend of 100% on the paid-up equity shares capital of the Company for the YE 31
         MAR 2007, which includes interim dividend of 55%, already paid in DEC 2006 and special interim dividend of 25% already paid in
         MAR 2007
3.       Re-appoint Shri M.R. Hingnikar as a Director, who retires by              Management          For            For
         rotation
4.       Re-appoint Dr. A.K. Kundra as a Director, who retires by rotation         Management          For            For
5.       Authorize the Board of Directors of the Company to decide and to          Management          For            For
         fix the remuneration of the Statutory/Branch Auditors of the
         Company for the FY 2007-2008, in terms of the provisions of
         Section 224(8)(aa) of the Companies Act 1956, as may be deem fit by the Board
6.       Appoint Shri A.K. Purwaha as a Director (Business Development)            Management          For            For
         of the Company, liable to retire by rotation, on such terms and conditions, remuneration and tenure as may be determined by the
         President of India from time to time
7.       Appoint Shri Santosh Kumar, as a Director (Projects) of the               Management          For            For
         Company, liable to retire by rotation, on such terms and
         conditions, remuneration and tenure as may be determined by the
         President of India from time to time
8.       Appoint Shri D.N. Narasimha Raju, as a Director of the Company,           Management          For            For
         liable to retire by rotation
9.       Appoint Shri S. Sundareshan, as a Director of the Company, liable         Management          For            For
         to retire by rotation
10.      Appoint Shri B.C. Tripathi, as a Director (Marketing) of the              Management          For            For
         Company, liable to retire by rotation, on such terms and
         conditions, remuneration and tenure as may be determined by the
         President of India from time to time
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

-----------------------------------------------------------------------------------------------------------------------------------
CHECK POINT SOFTWARE TECHNOLOGIES LTD.

Security         M22465104              Meeting Type   Annual
Ticker Symbol    CHKP                   Meeting Date   04-Sep-2007
ISIN             IL0010824113           Agenda         932758280 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       ELECTION OF DIRECTORS: GIL SHWED, MARIUS NACHT,                           Management          Against        Against
         JERRY UNGERMAN, DAN PROPPER, DAVID RUBNER, TAL
         SHAVIT.
02       TO RATIFY THE APPOINTMENT AND COMPENSATION OF                             Management          For            For
         CHECK POINT'S INDEPENDENT PUBLIC ACCOUNTANTS.
03       TO APPROVE COMPENSATION TO CERTAIN CHECK POINT                            Management          Against        Against
         EXECUTIVE OFFICERS WHO ARE ALSO BOARD MEMBERS.
04       PLEASE INDICATE WHETHER OR NOT YOU HAVE A                                 Management          Against        N/A
         PERSONAL INTEREST IN PROPOSAL 3. MARK "FOR" IF YES
         OR "AGAINST" IF NO.

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

-----------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PHARMACEUTICALS LTD

Security         Y2709V112              Meeting Type   Other Meeting
Ticker Symbol                           Meeting Date   14-Sep-2007
ISIN             INE159A01016           Agenda         701345945 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve, under Section 293(1)(A) of the Companies Act, 1956,              Management          For            For
         the transfer, sale and disposal of its fine chemicals business [The
         QFC Undertaking] as a going concern on a slump sale basis
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TELECOMUNICACOES DE SAO PAULO  S A - TELESP

Security         P90337109              Meeting Type   Extraordinary General Meeting
Ticker Symbol                           Meeting Date   28-Sep-2007
ISIN             BRTLPPACNOR8           Agenda         701365238 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Amend the Company's Corporate Bylaws to: a) to include in the             Management          For            For
         attributions of the Board of Directors the power to decide concerning the issuance of simple debentures not convertible into shares and with out security guarantee, as allowed by the
         Brazilian Corporate Law; b) the name of the roles of the Vice
         Presidencies with out specific titles, which will be known as
         Officers without specific titles; c), in line with the items 'A' and 'B'
         above, adapt Article 17, and Articles 20, 21 and 23 the deal with the composition, substitution and powers of the Executive
         Committee of the Company
2.       Approve the consolidated Corporate Bylaws                                 Management          For            For
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE

Security         P49501201              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   03-Oct-2007
ISIN             MXP370711014           Agenda         701367547 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
I.       Approve to pay a cash dividend in the amount of MXN 0.45 per              Management          For            For
         share
II.      Approve the report of the External Auditor regarding the financial        Management          For            For
         situation of the Company
III.     Approve the designation of a delegate or delegates to formalize           Management          For            For
         and execute if relevant, the resolutions passed by the meeting
IV.      Approve the meeting minutes                                               Management          For            For

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE

Security         P49501201              Meeting Type   Extraordinary General Meeting
Ticker Symbol                           Meeting Date   03-Oct-2007
ISIN             MXP370711014           Agenda         701367559 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
I.       Amend the Article 2 of the Corporate Bylaw so as to omit as an            Management          For            For
         entity that makes up part of the Financial Group Aarrendadoray
         Factor Banorte S. A. De C. V., a multipurpose, regulated entity, financial Company, Banorte Financial Group in virtue of its merger with Arrendadora Banorte, S. A. De C. V., a multipurpose,
         regulated entity Financial Company, Banorte Financial Group, and as a consequence, the signing of a new sole agreement of
         responsibilities
II.      Approve to designate an Inspector or Shareholder                          Management          For            For
         Representative[s]  to formalize and execute if relevant, the resolutions passed by the meeting
III.     Approve the meeting minutes                                               Management          For            For

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRASIM INDS LTD

Security         Y28523135              Meeting Type   Other Meeting
Ticker Symbol                           Meeting Date   17-Oct-2007
ISIN             INE047A01013           Agenda         701363133 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Authorize the Board of Directors [including any Committee                 Management          For            For
         thereof], for sale, transfer and/or disposal of Company's textile units namely, Bhiwani Textile Mills and Elegant Spinners, situated at Biwani, Haryana

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE

Security         P49501201              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   29-Oct-2007
ISIN             MXP370711014           Agenda         701386105 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
I.       Approve to change the composition of the Members of the Board             Management          For            For
         of Directors of the Company
II.      Appoint the delegate or delegates to formalize and execute if the         Management          For            For
         relevant resolutions passed by the meeting
III.     Approve the meeting minutes                                               Management          For            For

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ZHEJIANG EXPWY CO LTD

Security         Y9891F102              Meeting Type   Extraordinary General Meeting
Ticker Symbol                           Meeting Date   30-Oct-2007
ISIN             CN0009068411           Agenda         701365202 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Declare an interim dividend of RMB 7.0 cents per share in respect         Management          For            For
         of the 6 months ended 30 JUN 2007
2.       Re-appoint Deloitte Touche Tohmatsu Certified Public                      Management          For            For
         Accountants Hong Kong as the Hong Kong Auditor of the
         Company and authorize the Board of Directors of the Company to fix their remuneration
3.       Re-appoint Zhejiang Pan China Certified Public Accountants as             Management          For            For
         the PRC Auditor of the Company and authorize the Board of
         Directors of the Company to fix their remuneration

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
HANG LUNG GROUP LTD

Security         Y30148111              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   05-Nov-2007
ISIN             HK0010000088           Agenda         701384353 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the financial statements and the reports of the Directors         Management          For            For
         and the Auditors for the YE 30 JUN 2007
2.       Declare a final dividend recommended by the Directors                     Management          For            For
3.A      Re-elect Dr. H.K. Cheng as a Director                                     Management          For            For
3.B      Re-elect Mr. Simon S.O. Ip as a Director                                  Management          For            For
3.C      Re-elect Mr. Terry S. Ng as a Director                                    Management          For            For
3.D      Authorize the Board of Directors to fix Directors' fees                   Management          For            For
4.       Re-appoint KPMG as the Auditors of the Company and authorize              Management          For            For
         the Directors to fix their fee
5.A      Authorize the Directors of the Company to purchase shares in the          Management          For            For
         capital of the Company, during the relevant period, on the Stock
         Exchange of Hong Kong Limited or any other stock exchange
         recognized for this purpose by the Securities and Futures
         Commission and The Stock Exchange under the Hong Kong Code on share repurchases pursuant to the approval, at such price not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue; [Authority expires the earlier of the conclusion of the next meeting of the Company or the
         expiration of the period within which the next AGM of the
         Company is to be held by law]
5.B      Authorize the Directors of the Company, pursuant to Section 57B           Management          Against        Against
         of the Companies Ordinance, to allot, issue and deal with
         additional shares in the capital of the Company and to allot, issue or grant securities convertible into shares in the capital of the
         Company or options, warrants or similar rights to subscribe for any such shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding the aggregate of a) 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution plus b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to: i) a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into the shares of the Company; iii) any Option Scheme or similar
         arrangement or iv) any scrip dividend or similar arrangement;
         [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]
5.C      Authorize the Directors of the Company to exercise the powers of          Management          Against        Against
         the Company as specified, in respect of the Share Capital of the
         Company
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

-----------------------------------------------------------------------------------------------------------------------------------
TRUWORTHS INTERNATIONAL LTD

Security         S8793H130              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   08-Nov-2007
ISIN             ZAE000028296           Agenda         701374326 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive and adopt the Company and the Group's audited annual              Management          For            For
         financial statements for the period ended 24 JUN 2007
2.A.1    Re-elect Dr. Cynthia Thandi Ndlovu as a Director of the Company,          Management          For            For
         who retires by rotation at the AGM in accordance with its the
         Articles of Association
2.A.2    Re-elect Mr. Michael Anthony Thompson as a Director of the                Management          For            For
         Company, who retires by rotation in accordance with its the
         Articles of Association
2.A.3    Re-elect Mr. Wayne Martin van der Merwe as a Director of the              Management          For            For
         Company, who retires by rotation in accordance with its the
         Articles of Association
2.B      Approve to confirm the appointment of Mr. SM Ngebulana as a               Management          For            For
         Director by the Board with effect from 01 MAY 2007
3.       Approve to renew the Directors' general authority, which shall be         Management          For            For
         limited in aggregate to 10% of the Company's shares in issue at
         24 JUN 2007, over both the unissued shares and the repurchased shares of the Company until the following AGM; this general authority shall include the power to allot or to sell as the case may be such shares for cash subject to the provisions of the
         Companies Act (the Act) and the JSE's Listings Requirements, in
         particular this resolution which if passed would constitute a waiver by Members of their pre-emptive rights, is subject to not less than
         75% of the votes of all members entitled to vote and in attendance or represented at the meeting being cast in favour and is further subject to paragraphs 5.52 and 11.22 of such Requirements which provide as follows: such shares may only be issued or sold as the case may be to public shareholders as defined in such
         Requirements and not to related parties; such shares may not in any 1 FY in the aggregate exceed 15% of the Company's issued shares the number that may be issued or sold as the case may be being determined in accordance with subparagraph 5.52 [c] of such
         Requirements; and the maximum discount at which such shares may be issued or sold as the case may be is 10% of the weighted average traded price of such shares on the JSE over the 30 business days preceding the date of determination of the issue or selling price as the case may be; after the company has issued shares in terms of this general authority representing on cumulative basis within a financial year 5% or more of the number of shares in issue prior to that issue, the company will publish an announcement containing full details of the issue including: the number of shares issued;
         the average discount to the weighted average traded price of the shares over the 30 days prior to the date that the price of the issue was determined or agreed by the Directors; and the effects of the issue on the net asset value per share net tangible asset value per share earnings per share headline earnings per share and diluted earnings and headline earnings per share


Page 19


4.S.1    Approve, as a general approval contemplated in the Act, the               Management          For            For
         acquisition from time to time, either by the Company itself or by its subsidiaries, of the Company's issued shares and including the acquisition by the Company of any of its issued shares held by its subsidiaries, upon such terms and conditions and in such
         amounts as the Directors of the Company may from time to time decide, subject however to the provisions of the Act and the
         Listings Requirements of the JSE relating to general repurchases of shares, it being recorded that it is currently required that general repurchases of a Company's shares can be made only if:
         a) the Company and its subsidiaries are enabled by their articles to acquire such shares; b) the Company and its subsidiaries are authorized by their Members in terms of special resolutions taken at general meetings, to make such general repurchases, such authority expires the earlier at the conclusion of the next AGM or for 15 months; c) such repurchases are effected through the order book operated by the JSE trading system and without any prior understanding or arrangement between the Company and a counter party, unless the JSE otherwise permits; d) such repurchases are limited to a maximum of 20% per FY of the Company's issued shares of that class at the time the aforementioned authorization is given, a maximum of 10% in aggregate of the Company's issued shares that may have been repurchased being capable of being held by subsidiaries of the Company; e) such repurchases are made at a price no greater than 10% above the weighted average market price of the Company's shares traded on the JSE over the 5 business days immediately preceding the date on which the transaction is effect;
         f) at any point in time, the Company appoints only one agent to effect any repurchase on the Company's behalf; g) the Company may only undertake such repurchases if thereafter it still complies with the JSE's Listings Requirements concerning shareholder spread; h) such repurchases are not effected during prohibited periods as defined by the JSE
5.       Re-appoint Ernst & Young as the Independent External Auditors in          Management          For            For
         respect of the audit of the Group's annual financial statements for the period ending 29 JUN 2008 and authorize the Company's
         Audit Committee to determine terms of their engagement and their fees
6.       Approve the fees of the Non-Executive Directors for the YE 26             Management          For            For
         JUN 2007

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


Page 20



-----------------------------------------------------------------------------------------------------------------------------------
MASSMART HOLDINGS LTD

Security         S4799N114              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   21-Nov-2007
ISIN             ZAE000029534           Agenda         701398768 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
O.1      Adopt the annual financial statements of the Company and the              Management          For            For
         Group for the YE 30 JUN 2007, as specified
0.2      Re-elect Mr. K.D. Dlamini to the Board of Directors of the                Management          For            For
         Company, who retires in terms of the Articles of Association
0.3      Re-elect Dr. N. N. Gwagwa to the Board of Directors of the                Management          For            For
         Company, who retires in terms of the Articles of Association
0.4      Re-elect Mr. J. C. Hodkinson to the Board of Directors of the             Management          For            For
         Company, who retires by rotation
0.5      Re-elect Mr. M. J. Lamberti to the Board of Directors of the              Management          For            For
         Company, who retires by rotation
0.6      Re-elect Ms. P. Langeni to the Board of Directors of the Company,         Management          For            For
         who retires by rotation
0.7      Approve the Non-Executive Directors' annual remuneration, for             Management          For            For
         the 2008 FY as specified
0.8      Re-elect Messrs Deloitte & Touche as the Company's Auditors for           Management          For            For
         the ensuing FY
O.9      Approve to place all the ordinary shares in the authorized but            Management          For            For
         unissued share capital of the Company under the control of the
         Directors in terms of Section 221(2) of the Companies Act, 1973
         [Act 61 of 1973], as amended [the Act], who shall be authorized to allot and issue such shares to such person or persons on such terms and conditions as they may deem fit but not exceeding 5%
         of the number of shares already in issue; such allotment will be in accordance with the Act and the Listings Requirements of the JSE
         Limited [the JSE]
O.10     Authorize the Directors, subject to the JSE Listings Requirements,        Management          For            For
         to issue the ordinary shares in the authorized but unissued share capital of the Company for cash to such person or persons on such terms and conditions as they may deem fit, subject to the following: the shares shall be of a class already in issue; the shares shall be issued to public shareholders [as defined in the
         JSE Listings Requirements] and not to related parties [as defined in the JSE Listings Requirements]; the issues in the aggregate in any 1 FY shall not exceed 5% of the number of shares already in issue; the maximum discount at which the shares may be issued shall be 10% of the weighted average traded price of the shares over the 30 business days prior to the date that the price of the issue is determined or agreed by the Directors; [Authority expires the earlier of the Company's next AGM or 15 months]; once the securities have been issued the Company shall publish an
         announcement in accordance with Paragraph 11.22 of the JSE
         Listings Requirements
S.1      Authorize the Company and its subsidiaries, in terms of Sections          Management          For            For
         85(2) and 85(3) of the Act, and the JSE Listings Requirements,
         from time to time to acquire the ordinary and/or preference shares in the issued share capital of the Company from such
         shareholder/s, at such price, in such manner and subject to such terms and conditions as the Directors may deem fit, but subject to the Articles of Association of the Company, the Act and the JSE
         Listings Requirements, and provided that: acquisitions may not be made at a price greater than 10% above the weighted average of the market value for the shares determined over the 5 business


Page 21


         days prior to the date that the price for the acquisition is effected;
         acquisitions in the aggregate in any 1 FY shall not exceed 15% of that class of the Company's issued share capital; the repurchase of securities will be effected through the order book operated by the JSE trading system and will be done without any prior
         understanding or arrangement between the Company and the
         counter party; the Company will only appoint 1 agent to effect the repurchases on the Company's behalf; the Company will only undertake a repurchase of securities if, after such repurchases, the Company complies with the JSE listing shareholder spread requirements; neither the Company nor its subsidiaries will repurchase securities during a prohibited period unless a
         repurchase program is in place where the dated and quantities of securities to be traded during the relevant period are fixed and where full details of the programme have been disclosed in an announcement over SENS prior to the commencement of the
         prohibited period; an announcement complying with 11.27 of the JSE
         Listings Requirements will be published by the Company when the
         Company and/or its subsidiaries have cumulatively repurchased 3%
         of the Company's issued ordinary and/or preference share capital and for each 3% in aggregate thereafter; [Authority expires the earlier of the Company's next AGM or 15 months]
-----------------------------------------------------------------------------------------------------------------------------------


Page 22



-----------------------------------------------------------------------------------------------------------------------------------
TELECOMUNICACOES DE SAO PAULO  S A - TELESP

Security         P90337109              Meeting Type   Extraordinary General Meeting
Ticker Symbol                           Meeting Date   23-Nov-2007
ISIN             BRTLPPACNOR8           Agenda         701407151 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
I.       Ratify, under the terms of Article 256 of Law number 6404/76, the         Management          For            For
         signing of the private instrument for the agreement of the convergence, purchase and sale of the business, assets, shares and other agreements ['Agreement'], between the Company and
         ABRIL COMUNICACOES S.A., TEV ECAP S.A, TVA SISTEMAS
         DE TELEVISAO S.A., and REDE A JATO S.A, and with ABRIL
         S.A., NAVYTREE PARTICIPACOES LTDA., GTR
         PARTICIPACOE S LTDA., COMERCIAL CABO TV SAO PAULO
         S.A., TVA SUL PARANA S.A., and TVA BRASIL
         RADIOENLACES S.A. ['ABRIL'] as consenting intervening parties on 29 OCT 2006, and approve the acquisition of the control in
         NAVYTREE PARTICIPACOES LTDA
II.      Ratify the contracting of BANCO ABN AMRO REAL S.A.,                       Management          For            For
         responsible for drafting the valuation report of NAVYTREE
         PARTICIPACOES LTDA., for the purposes of the provision in
         Article 256 of the Brazilian Corporate Law, as well as approve the mentioned valuation report
III.     Approve the proposal to amend the Corporate By-Laws of the                Management          For            For
         Company to [i] give the Executive Committee the authority to create and close branches, agencies and main branches, offices, departments and representations, in any part of Brazil or abroad, amending, as a result, the wording of Article 3 of the Corporate
         By-Laws, and [ii] provide that the granting of powers of attorney, by the Company, will be the responsibility of two executive officers [who are not necessarily the chief executive officer and the general officer of fixed line telephony], amending, for this purpose, the wording of Article 22[3] of the Corporate By-Laws, whose other provisions regarding the specification of powers conferred and the maximum duration of validity will be maintained
IV.      Approve the consolidated Corporate By-Laws                                Management          For            For

-----------------------------------------------------------------------------------------------------------------------------------


Page 23



-----------------------------------------------------------------------------------------------------------------------------------
GEDEON RICHTER LTD

Security         368467205              Meeting Type   Extraordinary General Meeting
Ticker Symbol                           Meeting Date   18-Dec-2007
ISIN             US3684672054           Agenda         701428179 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve to use the computerised voting machine for the official           Management          For            For
         counting of the votes during the EGM
2.       Approve that the sound recording shall be made of the                     Management          For            For
         proceedings of the EGM in order to assist in the preparation of the minutes of the EGM, the sound recording shall not be used for the purpose of the preparation of a verbatim version of the minutes
3.       Appoint: Dr. Andras Szecskay to chair the EGM held on 18 DEC              Management          For            For
         2007, Mrs. Figuly Jozsefne to be the keeper of the minutes, Mr.
         Laszlo Godo, an individual shareholder, to confirm the minutes of the meeting, and Mr. Lajos Szisz to be the Chairman of the Vote
         Counting Committee
4.       Acknowledge and approve the report of the Supervisory Board of            Management          For            For
         the Company regarding the approval of the resolutions proposed by the Board of Directors for approval by the EGM
5.       Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM - taking into account and accepting the report
         submitted by the Board of Directors and the report submitted by the Supervisory Board -, the agreement entered into on 14 NOV
         2007 by the Company and by Genefar BV [a Company registered and existing in the Netherlands, registration No: 33250246, with its registered seat at De Boelelaan 7, 1083HJ Amsterdam] ["Genefar
         BV"] relating to the acquisition by the Company of 99.65% of the shares of Zaklady Farmaceutyczne Polpharma S.A., a Company registered and existing under the Laws of Poland [registration no.:
         127044], with its registered seat at ul. Peplinska 19, 83-200
         Starogard Gdanski, Poland ["Polpharma"], in exchange for the new shares issued in the course of the increase of the Company's registered capital [the "Agreement"]


Page 24


6.       Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, to acknowledge the information submitted by the
         Board of Directors to the EGM on the agreement entered into on
         14 NOV 2007 with Genefar BV, Brinsmeadow Investments
         Limited, IESH Industrial Engineering Solutions Holdings N.V., and
         Interholdco Corporation N.V., as sellers relating to the acquisition by the Company of 80.62% of the shares of OAO "Akrikhin
         Pharmaceuticals Co", ["Akrihin Shares"] a Joint Stock Company
         incorporated under the Laws of the Russian Federation with its registered office at 29 Kirova Street, Staraya Kupavna, Moscow
         Region, 142450 the Russian Federation, registration number
         1025003911570 ["Akrihin"], in exchange for the new shares to be issued in the course of the subsequent increase of the Company's registered capital by the Board of Directors in its own competence, after the closing of the agreement [the "Akrihin Agreement"]
7.       Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, to increase the Company's registered capital from the current HUF 18,637,486,000 with HUF 6,212,497,000 to HUF
         24,849,983,000 through the private issuance for Genefar BV
         [registration no.: 33250246; registered seat: De Boelelaan 7,
         1083HJ Amsterdam, Netherlands] - on the basis of the preliminary subscription declaration made by Genefar BV in accordance with the provisions of the Companies Act, - of 6,212,497 new
         dematerialized series "D" registered common shares with a
         nominal value of HUF 1,000 and an issue value of HUF 37,154, forint each, first entitled to dividends from the profits of the business year 2008, otherwise ranking pari passu with the existing shares of the Company ["New Shares"], against an in-kind
         contribution as specified
8.       Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, to exclude the exercise of the preferential
         subscription rights of other shareholders with respect to the portion of the Contribution which is eventually to be paid by
         Genefar BV in cash, in case Genefar BV holds less than 99.65%
         but more than or equal to approximately 99.3% of all the shares in
         Polpharma on the Subscription Day, in which case Genefar BV shall provide to the Company an additional value supplement of
         EUR 88 with respect to each missing number of Polpharma
         Share, on the basis of Section 313 (4) of the Companies Act, the
         Board of Directors shall arrange for the publication of an announcement regarding the contents of the present resolution in the Company Gazette simultaneously to submitting to the Court of
         Registration the present resolution of the EGM excluding the exercise of the preferential subscription rights
9.       Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, the listing of 6,212,497 new registered series "D"
         ordinary shares with a nominal value of HUF 1,000 each on the
         Budapest Stock Exchange and to the Luxembourg Stock
         Exchange subject to the closing of the Agreement and the
         preparation of the necessary documentation after the registration by the Metropolitan Court of Registration of the capital increase
10.      Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, depending on the closing of the Akrihin Agreement and the increase of the Company's share capital by the Board of
         Directors within its competence - the listing on the Budapest Stock
         Exchange and to the Luxembourg Stock Exchange of 593,684
         new registered series "D" ordinary shares with a nominal value of
         HUF 1,000 each to be issued by the resolution of the Board of
         Directors, subject to the closing of the Akrihin Agreement and the preparation of the necessary documentation after the registration by the Metropolitan Court of Registration of such capital increase


Page 25


11.      Acknowledge, subject to the approval of all other resolutions             Management          For            For
         submitted to the EGM, the resignation of Dr. Gyorgy Biro as a
         Member of the Board of Directors with effect as of the registration by the Metropolitan Court of Registration of the capital increase issuing the New Shares
12.      Acknowledge, subject to the approval of all other resolutions             Management          For            For
         submitted to the EGM, the resignation of Dr. Jeno Koltay as a
         Member of the Board of Directors with effect as of the registration by the Metropolitan Court of Registration of the capital increase issuing the New Shares
13.      Elect, subject to the approval of all other resolutions submitted to      Management          For            For
         the EGM, Mr. Jerzy Starak to the Board of Directors for a definite period of time expiring on 30 APR 2011, with effect as of the registration by the Metropolitan Court of Registration of the capital increase issuing the New Shares
14.      Elect, subject to the approval of all other resolutions submitted to      Management          For            For
         the EGM, Mr. Gabriel Wujek to the Board of Directors for a definite period of time expiring on 30 APR 2011, with effect as of the registration by the Metropolitan Court of Registration of the capital increase issuing the New Shares
15.      Elect, subject to the approval of all other resolutions submitted to      Management          For            For
         the EGM, Mr. Markus Sieger to the Board of Directors for a
         definite period of time expiring on 30 APR 2011, with effect as of the registration by the Metropolitan Court of Registration of the
         capital increase issuing the New Shares
16.      Re-elect, subject to the approval of all other resolutions submitted      Management          For            For
         to the EGM, Mr. William de Gelsey, the Chairman of the Board of
         Directors to the Board of Directors for a definite period of time expiring on 30 APR 2011, with effect as of the registration by the
         Metropolitan Court of Registration of the capital increase issuing the New Shares
17.      Re-elect, subject to the approval of all other resolutions submitted      Management          For            For
         to the EGM, Mr. Erik Bogsch, the Managing Director to the Board
         of Directors for a definite period of time expiring on 30 APR 2011, with effect as of the registration by the Metropolitan Court of
         Registration of the capital increase issuing the New Shares
18.      Elect, subject to the approval of all other resolutions submitted to      Management          For            For
         the EGM, Mr. Piotr Bardzik to the Supervisory Board for a definite period of time expiring on 30 APR 2009, with effect as of the registration by the Metropolitan Court of Registration of the capital increase issuing the New Shares
19.      Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, conditionally to the subscription on the Subscription
         Day by Genefar BV to the New Shares - the amendment of the
         Company's Statutes accordingly, with effect as of the registration by the Metropolitan Court of Registration of the capital increase issuing the New Shares
20.      Approve, subject to the approval of all other resolutions submitted       Management          For            For
         to the EGM, conditionally to the subscription on the Subscription
         Day by Genefar BV to the New Shares - the consolidated version of the Statutes including the amendments approved to date as specified, with effect as of the registration by the Metropolitan
         Court of Registration of the capital increase issuing the New
         Shares
-----------------------------------------------------------------------------------------------------------------------------------


Page 26



-----------------------------------------------------------------------------------------------------------------------------------
QATAR INSURANCE COMPANY

Security         M8179W103              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   17-Feb-2008
ISIN             QA0006929838           Agenda         701457788 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the report of the Directors and the Auditors report on the        Management          For            For
         financial statement for the YE 31 DEC 2007; approve the future planning for the QIC
2.       Approve the consolidated balance sheet as of 31 DEC 2007 and              Management          For            For
         the related profit and loss account
3.       Approve a dividend of 100% [10 QAR for each share]                        Management          For            For
4.       Grant discharge from the responsibility of the Board Members              Management          Against        Against
5.       Re-appoint KPMG as the Auditors for the year 2008                         Management          For            For
6.       Approve the nomination of the Board of Directors for the period           Management          For            For
         [2008 to 2010]
-----------------------------------------------------------------------------------------------------------------------------------


Page 27



-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC BANK BHD

Security         Y71497112              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   26-Feb-2008
ISIN             MYF1295O1009           Agenda         701453956 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the audited financial statements for the FYE 31 DEC               Management          For            For
         2007 and the reports of the Directors and the Auditors thereon
2.       Declare a final dividend of 40% less 26% income tax and a special         Management          For            For
         dividend of 10% less 26% income tax in respect of the FYE 31
         DEC 2007 as recommended by the Directors
3.       Re-elect Mr. Dato' Lee Kong Lam as a Director, who retires by             Management          For            For
         rotation pursuant to Article 111 of the Company's Articles of
         Association
4.       Re-elect Mr. Y.A.M. Tengku Abdul Rahman Ibni Sultan Haji                  Management          For            For
         Ahmad Shah Al-Mustain Billah as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of
         Association
5.       Re-appoint Mr. Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director          Management          For            For
         of the Company, who retires pursuant to Section 129 of the
         Companies Act 1965 to hold office until the next AGM
6.       Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong as a Director of              Management          For            For
         the Company, who retires pursuant to Section 129 of the
         Companies Act 1965 to hold office until the next AGM
7.       Re-appoint Dato' Dr. Haji Mohamed Ishak Bin Haji Mohamed Ariff            Management          For            For
         as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965 to hold office until the next AGM
8.       Approve the payment of the Directors' fees of MYR 1,015,000 for           Management          For            For
         the FYE 31 DEC 2007
9.       Re-appoint Messrs. KPMG as the Auditors of the Company for the            Management          For            For
         FYE 31 DEC 2008 and authorize the Directors to fix the Auditors'
         remuneration


Page 28


10.      Authorize the Directors, pursuant to Section 132D of the                  Management          For            For
         Companies Act 1965, to issue shares in the Company at any time and upon such terms and conditions and for such purposes as the
         Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed
         10% of the issued and paid-up share capital of the Company for the time being, subject always to the approvals of the relevant regulatory authorities; [Authority expires at the conclusion of the next AGM]
11.      Authorize the Company, subject to the Companies Act, 1965, the            Management          For            For
         Memorandum and Articles of Association of the Company and the
         requirements of Bank Negara Malaysia, Bursa Malaysia Securities
         Berhad [Bursa Securities] and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
         PBB as may be determined by the Directors from time to time through Bursa Securities upon such terms and conditions as the
         Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; and approve to allot the amount not exceeding PBB's total audited retained profits and share premium account at the time of purchase be allocated by PBB for the
         Proposed Share Buy-Back, based on the latest audited financial statements of PBB as at 31 DEC 2007, the retained profits and the share premium account of PBB amounted to approximately
         MYR 239,841,000 [after deducting proposed dividend of MYR
         1,240,097,000] and MYR 2,112,204,000 respectively; [Authority expires at the earlier of the conclusion of the next AGM of the
         Company]; and authorize the Directors to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalize and give full effect to the Proposed
         Share Buy-Back and to decide in their absolute discretion to either retain the ordinary shares of MYR 1.00 each in PBB purchased by
         PBB pursuant to the Proposed Share Buy-Back as treasury
         shares to be either distributed as share dividends or resold on
         Bursa Securities or subsequently cancelled, or to cancel the shares so purchased, or a combination of both
S.1      Amend the Articles of Association of the Company, as specified            Management          For            For
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

-----------------------------------------------------------------------------------------------------------------------------------
SHINSEGAE CO LTD

Security         Y77538109              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   29-Feb-2008
ISIN             KR7004170007           Agenda         701461066 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve the financial statement                                           Management          For            For
2.       Approve the partial amendment to the Articles of Incorporation            Management          For            For
3.       Elect 1 Executive Director                                                Management          For            For
4.       Elect 1 Outside Director as the Audit Committee Member                    Management          For            For
5.       Approve the limit of remuneration for the Directors                       Management          Against        Against
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ

Security         P26663107              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   14-Mar-2008
ISIN             BRCRUZACNOR0           Agenda         701463250 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the Board of Directors annual report, the financial               Management          For            For
         statements and Independent Auditor's report relating to FYE 31
         DEC 2007
2.       Approve the allocation of net profit from the FY, including the           Management          For            For
         remuneration to the shareholders in the form of a dividend, in the amount of BRL 1.234397 per share, the dividend will be adjusted according to the special settlement and custodial system overnight interest rate, or Selic, in the period from 31 DEC 2007 to 14 MAR
         2008, inclusive, and must be paid on 26 MAR 2008
3.       Approve to set the global remuneration of the Board of Directors          Management          For            For
         for FYE 2007
4.       Elect the Members of the Board of Directors                               Management          For            For
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PUSAN BANK

Security         Y0695K108              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   20-Mar-2008
ISIN             KR7005280003           Agenda         701472742 - Management

Item     Proposal                                                                 Proponent            Vote           For/Against
                                                                                                                      Management
1.       Approve the financial statement: expected cash dividend: KRW             Management           For            For
         570 per shares
2.       Approve the partial amendment to the Articles of Incorporation           Management           Against        Against
3.       Elect the 3 Outside Directors                                            Management           For            For
4.       Approve the Stock Option for the Unregistered Directors [7               Management           For            For
         persons: 210,000 shares]
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SIAM CEMENT PUBLIC CO LTD

Security         Y7866P147              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   26-Mar-2008
ISIN             TH0003010Z12           Agenda         701449705 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve the minutes of 14th  shareholders AGM held on 28 MAR              Management          For            For
         2007
2.       Acknowledge the Company's annual report for the year 2007                 Management          For            For
3.       Adopt the balance sheet and profit and loss statements for the YE         Management          For            For
         31 DEC 2007
4.       Approve the allocation of profit for the year 2007 for distribution of    Management          For            For
         dividend to shareholders at 15 THB per share
5.1      Elect Mr. T. Sumet as a Director, who retires by rotation                 Management          For            For
5.2      Elect Mr. E. Yos as a Director, who retires by rotation                   Management          For            For
5.3      Elect Mr. A. Pricha as a Director, who retires by rotation                Management          For            For
5.4      Elect Mr. T. Kan as a Director, who retires by rotation                   Management          For            For
6.       Approve the appointment of Auditor and the Auditor fee for year           Management          For            For
         2008
7.       Approve the increase in 50,000 million THB ceiling of SCC                 Management          For            For
         debenture, totaling 150,000 million THB
8.       Acknowledge the Board of Directors and Committees'                        Management          For            For
         remuneration
9.       Other business                                                            Management          Abstain        For
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TELECOMUNICACOES DE SAO PAULO  S A - TELESP

Security         P90337109              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   26-Mar-2008
ISIN             BRTLPPACNOR8           Agenda         701482159 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
A.1      Receive the Administrators accounts and vote on the financial             Management          For            For
         statements regarding the FYE on 31 DEC 2007
A.2      Approve the destination of the YE results of 2007                         Management          For            For
A.3      Elect the Members of the Board of Directors                               Management          For            For
A.4      Elect the Members of the Finance Committee                                Management          Abstain        Against
A.5      Approve the remuneration of the Board of Directors and of the             Management          Abstain        Against
         Finance Committee
E.1      Amend the Corporate Bylaws of the Company, in relation to the             Management          Abstain        Against
         maximum numbers of the Board of Directors a) to increase the maximum number of Members who may form the Board of
         Directors of the Company from 15 to 17 b) as a resolution of the proposal described in item a above, to adapt the main part of the
         Article 14 of the Corporate Bylaws, which deals with the
         composition of the Board of Directors
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG

Security         Y7145P165              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   28-Mar-2008
ISIN             TH0355A10Z12           Agenda         701454174 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Acknowledge the 2007 performance result and 2008 Work Plan of             Management          For            For
         the Company
2.       Approve the 2007 financial statements                                     Management          For            For
3.       Approve the dividend payment for 2007 performance                         Management          For            For
4.       Appoint the Auditor and approve the Auditor's fees for year 2008          Management          For            For
5.       Approve the Directors' and Sub-Committees' remuneration                   Management          For            For
6.       Amend the Directors' liability protection                                 Management          For            For
7.       Amend the Company's Articles of Association [AOA] Clauses 9               Management          For            For
8.1      Appoint Mr. Vudhibandhu V. as a Director in replacement of who            Management          For            For
         retires by rotation
8.2      Appoint Mr. Chitrapongse K. as a Director in replacement of who           Management          For            For
         retires by rotation
8.3      Appoint Mr. Prasert B. as a Director in replacement of who retires        Management          For            For
         by rotation
8.4      Appoint Mr. Sirin N. as a Director in replacement of who retires by       Management          For            For
         rotation
8.5      Appoint Mr. Kurujit N. as a Director in replacement of who retires        Management          For            For
         by rotation
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

-----------------------------------------------------------------------------------------------------------------------------------
AKSIGORTA AS

Security         M0376Z104              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   31-Mar-2008
ISIN             TRAAKGRT91O5           Agenda         701460634 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Opening and the formation of Presidency Council                           Management          For            For
2.       Authorize the President for the signing of general assembly               Management          For            For
         minutes
3.       Receive the Board of Directors and the Auditors report                    Management          For            For
4.       Approve the Donations made during the year to the shareholders            Management          For            For
5.       Receive the balance sheet and income statement and approve or             Management          For            For
         disapprove the distribution of dividend
6.       Grant discharge to the Members of the Board of Directors and the          Management          For            For
         Auditors
7.       Approve to determine the compensation of the Chairman, the                Management          For            For
         Board of Directors and the Auditors
8.       Elect the Board of Directors and the Auditors and approve to              Management          For            For
         determine their terms in the office
9.       Approve to grant permission to the Members of the Board of                Management          For            For
         Directors to operate in accordance with the Articles 334 and 335 of the Turkish Trade Code
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
LOJAS RENNER SA

Security         P6332C102              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   31-Mar-2008
ISIN             BRLRENACNOR1           Agenda         701467830 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
A.       Approve the financial statements relating to the FYE on 31 DEC            Management          For            For
         2007
B.       Approve the distribution of the profits from the FY and to distribute     Management          For            For
         dividends
C.       Elect the Members of Board of Directors and to set the                    Management          For            For
         compensation of the Administrators
D.       Elect the Members of the Finance Committee and set their                  Management          For            For
         remuneration
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
BANK OF THE PHILIPPINE ISLANDS BPI, MAKATI CITY

Security         Y0967S169              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   03-Apr-2008
ISIN             PHY0967S1694           Agenda         701439742 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve the calling of meeting to order                                   Management          For            For
2.       Approve the certification of the notice                                   Management          For            For
3.       Approve the determination and the declaration of quorum                   Management          For            For
4.       Approve the minutes of the annual meeting of the stockholders on          Management          For            For
         29 MAR 2007
5.       Receive the annual report and approve the Banks statement of              Management          For            For
         condition as of 31 DEC 2007 incorporated in the annual report
6.       Approve and confirm all the Acts during the past year of the Board        Management          For            For
         of Directors, the Executives Committee and all other Board and the Management Committees and the Officers of BPI
7.       Elect the 15 Members of the Board of Directors                            Management          Abstain        Against
8.       Elect the External Auditors and approve to fix their remuneration         Management          For            For
9.       Amend Article VII of the Bank's Articles of Incorporation to              Management          For            For
         increase the Bank's authorized capital stock
10.      Declare a Stock dividend                                                  Management          For            For
11.      Approve the Director's Bonus                                              Management          For            For
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL CENTRO NORTE

Security         400501102              Meeting Type   Annual
Ticker Symbol    OMAB                   Meeting Date   03-Apr-2008
ISIN             US4005011022           Agenda         932830614 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       REPORT FROM THE BOARD OF DIRECTORS IN TERMS OF                            Management          For            For
         ARTICLE 28, SECTION IV, PARAGRAPH "D" AND "E" OF THE
         MEXICAN STOCK EXCHANGE LAW REGARDING THE FISCAL
         YEAR ENDED AS OF DECEMBER 31, 2007.
02       REPORTS AND OPINIONS REFERRED TO IN PARAGRAPHS                            Management          For            For
         "A", "B", "C" AND "E" OF ARTICLE 28, SECTION IV OF THE
         MEXICAN STOCK EXCHANGE LAW.
03       DISCUSS, APPROVE, AND AS APPROPRIATE, AMEND THE                           Management          For            For
         REPORT MENTIONED IN ITEMS I AND II ABOVE.
         RESOLUTIONS IN THIS REGARD.
04       ALLOCATE NET INCOME, INCREASE RESERVES,                                   Management          For            For
         AUTHORIZE RESOURCES FOR THE ACQUISITION OF OWN
         SHARES AND, AS APPROPRIATE, MAKE DECLARATION OF
         DIVIDENDS. RESOLUTIONS IN THIS REGARD.
05       DISCUSS AND APPROVE, AS APPROPRIATE, A PROPOSAL                           Management          For            For
         TO AMEND THE DIVIDEND POLICY.
06       APPOINTMENT OR RATIFICATION, AS APPROPRIATE, OF                           Management          For            For
         THE MEMBERS OF THE BOARD OF DIRECTORS,
         ALTERNATES AND CHAIRMEN OF SPECIAL COMMITTEES.
07       DISCUSS AND APPROVE, AS APPROPRIATE, A PROPOSAL                           Management          For            For
         TO PAY REMUNERATION TO MEMBERS OF THE BOARD OF
         DIRECTORS AND SPECIAL COMMITTEES.
08       DISCUSS AND APPROVE, AS APPROPRIATE, A PROPOSAL                           Management          For            For
         TO AMEND IN THEIR ENTIRETY THE COMPANY'S BYLAWS.
09       APPOINT SPECIAL DELEGATES TO CARRY OUT ALL                                Management          For            For
         RESOLUTIONS ADOPTED BY THE MEETING, AND
         FORMALIZE THEM WHERE APPROPRIATE. RESOLUTIONS IN
         THIS REGARD.
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A. - PETROBRAS

Security         71654V101              Meeting Type   Annual
Ticker Symbol    PBRA                   Meeting Date   04-Apr-2008
ISIN             US71654V1017           Agenda         932839749 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
O4       ELECTION OF ONE MEMBER OF THE BOARD OF DIRECTORS                          Management          Abstain        Against
O6       ELECTION OF ONE MEMBER OF THE AUDIT COMMITTEE                             Management          Abstain        Against
         AND HIS/HER RESPECTIVE SUBSTITUTE
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
BRITISH AMERICAN TOBACCO (MALAYSIA) BHD

Security         Y0971P110              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   17-Apr-2008
ISIN             MYL4162OO003           Agenda         701503888 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the Audited financial statements for the FYE 31 DEC               Management          For            For
         2007 and the reports of the Directors and the Auditors thereon
2.       Approve the declaration and payment of a final dividend                   Management          For            For
3.       Re-elect Mr. James Richard Suttie as a Director of the Company            Management          For            For
         who retires in accordance with the Articles 97 [1] and [2] of the
         Company's Articles of the Association
4.       Re-elect Mr. Dato' Chan Choon Ngai as a Director of the                   Management          For            For
         Company who retires in accordance with the Articles 97 [1] and [2]
         of the Company's Articles of the Association
5.       Re-elect Mr. Jack Marie Henry David Bowles as a Director of the           Management          For            For
         Company who retires in accordance with the Articles 103 of the
         Company's Articles of the Association
6.       Re-elect Mr. Stephen James Rush as a Director of the Company              Management          For            For
         who retires in accordance with the Articles 103 of the Company's
         Articles of the Association
7.       Approve the increase of the limit of Non-Executive Directors' fees        Management          For            For
         from MYR 500,000.00 to MYR 800,000.00
8.       Re-appoint PricewaterhouseCoopers as the Auditors of the                  Management          For            For
         Company and authorize the Directors to fix their remuneration
9.       Authorize the Company, subject to the provisions of the Listing           Management          For            For
         Requirements of Bursa Malaysia Securities Berhad, and/or its
         subsidiary companies to enter into recurrent related party transactions of a revenue or trading nature as specified, provided that such transactions are undertaken in the ordinary course of business, and on normal commercial terms which are not more favorable to the related party than those generally available to the public and are not detrimental to the minority shareholders;
         [Authority expires at the conclusion of the next AGM of the
         Company or at the expiration of the period within which the next
         AGM is to be held pursuant to Section 143(1) of the Companies
         Act [the Act] [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act of the Companies
         Act 1965]; and that the Directors of the Company and/or its subsidiaries be authorized to complete and do all such acts and things as they may consider expedient or necessary in the best interest of the Company to give effect to the transactions as authorized by this resolution
S.10     Approve the proposed deletions, alternations, modification,               Management          For            For
         variations and additions to the Articles of Association of the
         Company in the manner specified and authorize the Directors and
         Secretary to sign and execute all relevant documents, acts and things as may be required for and in connection with and give effect to the proposed amendments with full powers to assent to any conditions, modifications, variations and/or amendments as may be required by the relevant authorities
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


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
-----------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PHARMACEUTICALS LTD

Security         Y2709V112              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   21-Apr-2008
ISIN             INE159A01016           Agenda         701503535 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive and adopt the audited balance sheet as at 31 DEC 2007             Management          For            For
         and the profit and loss account for the YE on the date and the reports of the Directors and the Auditors thereon
2.       Declare a dividend on equity shares for the YE 31 DEC 2007                Management          For            For
3.       Re-appoint Mr. V. Narayanan as a Director, who retires by rotation        Management          For            For
4.       Re-appoint Dr. M. Reilly as a Director, who retires by rotation           Management          For            For
5.       Re-appoint Mr. R.C. Sequeira as a Director, who retires by                Management          For            For
         rotation
6.       Appoint M/s. PriceWaterhouse & Company, Chartered                         Management          For            For
         Accountants, as the Auditors of the Company [including all its branches] to hold office from the conclusion of this meeting until the conclusion of the next AGM of the Company and authorize the audit Committee to fix their remuneration
7.       Authorize the Company, pursuant to Section 198, 269, 309, 310             Management          For            For
         and other applicable provisions, if any, of the Companies Act,
         1956, including any statutory modifications or re-enactments thereof, and all other statutory provisions if any, appoint Mr. R.C.
         Sequeira as the whole time Director of the Company for the period of 5 years with effect from 25 OCT 2007, on the terms and
         conditions and stipulations, including remuneration as contained in an Agreement to be entered into between the Company and Mr.
         R.C. Sequeira, a draft whereof is placed before the meeting and which for the purpose of identification is initialed by the Managing
         Director and authorize the Board of Directors to take all necessary or desirable steps for the aforesaid purpose and matter incidental thereto
8.       Authorize the Company, pursuant to Section 198, 269, 309, 310             Management          For            For
         and other applicable provisions, if any, of the Companies Act,
         1956, including any statutory modifications or re-enactments thereof, and all other statutory provisions if any, the consent of the
         Company to the modifications in the remuneration payable to Dr.
         A. Banarjee with effect from 17 DEC 2007, as contained in the
         Supplemental Agreement to be entered into between the
         Company and Dr. A. Banarjee, a draft whereof is placed before the meeting and which fro the purpose of identification is initialled by the Managing Director; and authorize the Board of Directors to take all necessary or desirable steps for the aforesaid purpose and matter incidental thereto
S.9      Approve, pursuant to the provisions of Section 198, 309[4] and            Management          For            For
         other applicable provisions, if any, of the Companies Act, 1956, the non whole-time Directors of the Company excluding, the whole-time Directors and the Directors employed in the
         employment of the GlaxoSmithKline Group Companies, in addition to sitting fees being to them for attending the meetings of the
         Board or its Committees, be paid every year for a period of 5 years with effect from 01 JAN 2007, commission of an amount as may be determined by the Board time to time, subject to a ceiling of 1% of the Companies Act, 1956, and authorize the Board of
         Directors to distribute the commission amongst such Directors in such manner as the Board may from time to time decide
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER CHILE

Security         05965X109              Meeting Type   Annual
Ticker Symbol    SAN                    Meeting Date   22-Apr-2008
ISIN             US05965X1090           Agenda         932837480 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET AND                          Management          For            For
         CONSOLIDATED FINANCIAL STATEMENTS OF THE BANK
         AND ITS SUBSIDIARIES, THE INDEPENDENT REPORT OF
         THE EXTERNAL AUDITORS, AND THE NOTES
         CORRESPONDING TO THE FINANCIAL YEAR ENDING
         DECEMBER 31ST OF 2007.
02       ALLOCATION OF 2007 NET INCOME. A DIVIDEND OF                              Management          For            For
         CH$1.064602782675430 PER SHARE WILL BE PROPOSED,
         CORRESPONDING TO 65% OF 2007 NET INCOME. IT IS ALSO
         BEING PROPOSED THAT THE REMAINING 35% OF NET
         INCOME BE RETAINED.
03       DESIGNATION OF EXTERNAL AUDITORS.                                         Management          For            For
04       ELECTION OF BOARD MEMBERS. CANDIDATES WILL BE                             Management          For            For
         PROPOSED AT THE SHAREHOLDERS' MEETING.
05       DETERMINATION OF BOARD REMUNERATION FOR 2008.                             Management          For            For
06       AUDIT COMMITTEE'S ANNUAL REPORT AND APPROVAL OF                           Management          For            For
         AUDIT COMMITTEE'S BUDGET FOR 2008.
07       ACCOUNT OF ALL OPERATIONS WITH RELATED PARTIES AS                         Management          Abstain        Against
         DEFINED BY ARTICLE 44 OF LAW 18,046.
08       DISCUSS ANY MATTER OF INTEREST THAT SHOULD BE                             Management          For            For
         DISCUSSED IN AN ORDINARY SHAREHOLDERS' MEETING
         AS DEFINED BY LAW AND BY THE BANK'S BYLAWS.
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S.A.B. DE CV

Security         344419106              Meeting Type   Annual
Ticker Symbol    FMX                    Meeting Date   22-Apr-2008
ISIN             US3444191064           Agenda         932844524 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       REPORT OF THE BOARD OF DIRECTORS; PRESENTATION                            Management          For            For
         OF THE FINANCIAL STATEMENTS OF FOMENTO
         ECONOMICO MEXICANO, S.A.B. DE C.V. FOR THE 2007
         FISCAL YEAR; REPORT OF THE CHIEF EXECUTIVE OFFICER
         AND THE OPINION OF THE BOARD OF DIRECTORS WITH
         RESPECT TO SUCH REPORT, AND THE REPORTS OF THE
         CHAIRMEN OF THE AUDIT AND CORPORATE PRACTICES
         COMMITTEES, PURSUANT TO ARTICLE 172 OF THE
         GENERAL LAW OF COMMERCIAL COMPANIES (LEY
         GENERAL DE SOCIEDADES MERCANTILES) AND THE
         APPLICABLE PROVISIONS OF THE SECURITIES MARKET
         LAW (LEY DEL MERCADO DE VALORES).
02       REPORT WITH RESPECT TO THE COMPLIANCE OF TAX                              Management          For            For
         OBLIGATIONS, PURSUANT TO ARTICLE 86, SUBSECTION XX
         OF THE INCOME TAX LAW (LEY DEL IMPUESTO SOBRE LA
         RENTA).
03       APPLICATION OF THE RESULTS FOR THE 2007 FISCAL                            Management          For            For
         YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND, IN
         MEXICAN PESOS, IN THE AMOUNT OF PS. $0.0807887 PER
         EACH SERIES "B" SHARE, AND PS. $0.100985875 PER EACH
         SERIES "D" SHARE, CORRESPONDING TO PS. $0.4039435
         PER "B" UNIT AND PS. $0.4847322 PER "BD" UNIT.
04       PROPOSAL TO DETERMINE AS THE MAXIMUM AMOUNT OF                            Management          For            For
         RESOURCES TO BE USED FOR THE SHARE REPURCHASE
         PROGRAM, THE AMOUNT OF $3,000,000,000.00 MEXICAN
         PESOS, PURSUANT TO ARTICLE 56 OF THE SECURITIES
         MARKET LAW.
05       ELECTION OF PROPRIETARY AND ALTERNATE MEMBERS                             Management          For            For
         AND SECRETARIES OF THE BOARD OF DIRECTORS,
         QUALIFICATION OF THEIR INDEPENDENCE, IN
         ACCORDANCE WITH THE SECURITIES MARKET LAW, AND
         RESOLUTION WITH RESPECT TO THEIR REMUNERATION.
06       PROPOSAL TO INTEGRATE THE FOLLOWING COMMITTEES:                           Management          For            For
         (I) FINANCE AND PLANNING, (II) AUDIT, AND (III)
         CORPORATE PRACTICES; APPOINTMENT OF THEIR
         RESPECTIVE CHAIRMAN, AND RESOLUTION WITH RESPECT
         TO THEIR REMUNERATION.
07       APPOINTMENT OF DELEGATES FOR THE EXECUTION AND                            Management          For            For
         FORMALIZATION OF THE MEETING'S RESOLUTION.
08       READING AND, IF APPLICABLE, APPROVAL OF THE                               Management          For            For
         MINUTES.
09       DECIDE WHETHER TO PERMIT SHARES TO CONTINUE TO                            Management          For            For
         BE BUNDLED IN UNITS BEYOND MAY 11, 2008, UNTIL THE
         SHAREHOLDERS APPROVE A RESOLUTION TO DISSOLVE
         SUCH UNIT STRUCTURE.


Page 44


10       DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008, THE                        Management          Against        Against
         CURRENT SHARE STRUCTURE OF THE COMPANY
         CONSISTING OF SERIES "B" ORDINARY SHARES THAT
         REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK AND
         SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
         DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS, WHICH
         REPRESENT UP TO 49% OF OUR CAPITAL STOCK, UNTIL
         THE SHAREHOLDERS APPROVE A RESOLUTION FOR THE
         CONVERSION OF THE SERIES "D" SHARES INTO SERIES "B"
         AND SERIES "L" SHARES.
11       DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25 OF                          Management          For            For
         THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
         RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
         SUCH ARTICLES.
12       APPOINTMENT OF DELEGATES FOR THE EXECUTION AND                            Management          For            For
         FORMALIZATION OF THE MEETING'S RESOLUTION.
13       READING AND, IF APPLICABLE, APPROVAL OF THE                               Management          For            For
         MINUTES.
14       DECIDE WHETHER TO PERMIT SHARES TO CONTINUE TO                            Management          For            For
         BE BUNDLED IN UNITS BEYOND MAY 11, 2008, UNTIL THE
         SHAREHOLDERS APPROVE A RESOLUTION TO DISSOLVE
         SUCH UNIT STRUCTURE.
15       DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008, THE                        Management          Against        Against
         CURRENT SHARE STRUCTURE OF THE COMPANY
         CONSISTING OF SERIES "B" ORDINARY SHARES THAT
         REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK AND
         SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
         DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS, WHICH
         REPRESENT UP TO 49% OF OUR CAPITAL STOCK, UNTIL
         THE SHAREHOLDERS APPROVE A RESOLUTION FOR THE
         CONVERSION OF THE SERIES "D" SHARES INTO SERIES "B"
         AND SERIES "L" SHARES.
16       DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25 OF                          Management          For            For
         THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
         RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
         SUCH ARTICLES.
17       APPOINTMENT OF DELEGATES FOR THE EXECUTION AND                            Management          For            For
         FORMALIZATION OF THE MEETING'S RESOLUTION.
18       READING AND, IF APPLICABLE, APPROVAL OF THE                               Management          For            For
         MINUTES.
19       DECIDE WHETHER TO PERMIT SHARES TO CONTINUE TO                            Management          For            For
         BE BUNDLED IN UNITS BEYOND MAY 11, 2008, UNTIL THE
         SHAREHOLDERS APPROVE A RESOLUTION TO DISSOLVE
         SUCH UNIT STRUCTURE.
20       DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008, THE                        Management          Against        Against
         CURRENT SHARE STRUCTURE OF THE COMPANY
         CONSISTING OF SERIES "B" ORDINARY SHARES THAT
         REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK AND
         SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
         DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS, WHICH
         REPRESENT UP TO 49% OF OUR CAPITAL STOCK, UNTIL
         THE SHAREHOLDERS APPROVE A RESOLUTION FOR THE
         CONVERSION OF THE SERIES "D" SHARES INTO SERIES "B"
         AND SERIES "L" SHARES.
21       DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25 OF                          Management          For            For
         THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
         RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
         SUCH ARTICLES.
22       APPOINTMENT OF DELEGATES FOR THE EXECUTION AND                            Management          For            For
         FORMALIZATION OF THE MEETING'S RESOLUTION.
23       READING AND, IF APPLICABLE, APPROVAL OF THE                               Management          For            For
         MINUTES.
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO CONTL S A

Security         P3091R172              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   24-Apr-2008
ISIN             MXP3091R1239           Agenda         701541977 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
I.       Appoint the Returning Officers, carrying out their duties and             Management          For            For
         declare the instatement of the meeting
II.      Approve the annual report, message from the Chairman of the               Management          For            For
         Board of Directors, report of the Director General that includes the individual and consolidated financial statements from Grupo
         Continental, S.A.B. and subsidiary Companies, to 31 DEC 2007, the report of the Board of Directors; and the opinion of the Board of Directors regarding the content of the report from the Director
         General
III.     Receive the report of the Audit and Corporate Practices                   Management          For            For
         Committee
IV.      Ratify the resolutions and acts of the Board of Directors during the      Management          For            For
         2007 FY
V.       Approve the allocation of results and to pay a cash dividend              Management          For            For
VI.      Receive the report regarding the purchase of own shares                   Management          For            For
VII.     Approve to set the maximum amount allocated for the purchase of           Management          For            For
         own shares
VIII.    Elect the Board of Directors                                              Management          For            For
IX.      Elect the Chairman of the Audit and Corporate Practices                   Management          For            For
         Committee
X.       Approve to set the compensation for the Members of the Board of           Management          For            For
         Directors
XI.      Approve the minutes of the meeting                                        Management          For            For
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
ULTRAPAR PARTICIPACOES SA

Security         P94396101              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   28-Apr-2008
ISIN             BRUGPAACNPR5           Agenda         701534340 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       To take the accounts of the Board of Director's to examine,               Non-Voting          N/A            N/A
         discuss and vote the financial statements, the External Auditors and Finance Committee opinion report, relating to FYE 31 DEC
         2007
2.       Ratification of the approval of the capital budget for the 2008 FY,       Non-Voting          N/A            N/A
         in accordance with that decided by the Board of Directors on 20
         FEB 2008
3.       Allocation of the net profit from the FY that has ended, with the         Non-Voting          N/A            N/A
         ratification of the dividend regarding the mentioned FY, already distributed and paid
4.       Elect the Members of the Board of Directors and approve to set            Management          For            For
         the remuneration
5.       Elect the Members of the Finance Committee and approve to set             Management          For            For
         the remuneration
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
GEDEON RICHTER LTD

Security         368467205              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   28-Apr-2008
ISIN             US3684672054           Agenda         701542070 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the report of the Board of Directors on the 2007 business         Management          Abstain        Against
         activities of the Company and the annual report prepared in accordance with the Accounting Act
2.       Receive the report of the Auditor                                         Management          Abstain        Against
3.       Receive the report of the Supervisory Board including the report of       Management          Abstain        Against
         the Audit Committee
4.       Approve the determination and allocation of the 2007 after-tax            Management          Abstain        Against
         profit of the Company and the declaration of dividends for the
         2007 business year on common shares
5.       Approve the 2007 annual report of the company prepared in                 Management          Abstain        Against
         accordance with the accounting Act, including the 2007 balance sheet
6.       Receive the report on the 2007 business activities of the Richter         Management          Abstain        Against
         Group and the Consolidated Report prepared in accordance with the IFRS
7.       Receive the report of the Auditor on the consolidated report              Management          Abstain        Against
8.       Receive the report of the Supervisory Board including the report of       Management          Abstain        Against
         the Audit Committee on the consolidated report
9.       Approve the 2007 consolidated report                                      Management          Abstain        Against
10.      Receive the Corporate Governance report                                   Management          Abstain        Against
11.      Authorize the Board of Directors for the purchase of own shares of        Management          Abstain        Against
         the Company
12.      Amend the resolutions passed by the EGM held on 18 DEC 2007               Management          Abstain        Against
         on the series 'D' common shares to series 'C' shares
13.      Amend the Company's Statutes                                              Management          Abstain        Against
14.      Approve the consolidated text of the Company's Statutes                   Management          Abstain        Against
         [including amendments]
15.      Elect a Member of the Board of Directors                                  Management          Abstain        Against
16.      Approve the remuneration of the Members of the Board of                   Management          Abstain        Against
         Directors
17.      Approve the remuneration of the Members of the Supervisory                Management          Abstain        Against
         Board
18.      Elect the Company's Statutory Auditor                                     Management          Abstain        Against
19.      Approve the remuneration of the Company's Statutory Auditor               Management          Abstain        Against
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
KOMERCNI BANKA A S

Security         X45471111              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   29-Apr-2008
ISIN             CZ0008019106           Agenda         701504272 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Open meeting                                                              Management          Abstain        Against
2.       Elect the Chairman and other meeting officials and approve                Management          Abstain        Against
         procedural rules
3.       Approve the Management Board report on Company's operations               Management          Abstain        Against
         and state of its assets and liabilities in fiscal 2007
4.       Receive the financial statements and statutory reports, the               Management          Abstain        Against
         allocation of income and consolidated financial statements
5.       Approve the Supervisory Board report on financial statements,             Management          Abstain        Against
         allocation of income, consolidated financial statements, and
         Management Board report
6.       Approve the financial statements                                          Management          Abstain        Against
7.       Approve the allocation of income                                          Management          Abstain        Against
8.       Approve the consolidated financial statements                             Management          Abstain        Against
9.       Approve to changes the composition of Supervisory Board                   Management          Abstain        Against
10.      Approve the remuneration of the Management Board Members                  Management          Abstain        Against
11.      Authorize the Share  Repurchase Program                                   Management          Abstain        Against
12.      Amend the Articles of Association                                         Management          Abstain        Against
13.      Close Meeting                                                             Management          Abstain        Against
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
CLP HLDGS LTD

Security         Y1660Q104              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   29-Apr-2008
ISIN             HK0002007356           Agenda         701525404 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve and adopt the audited financial statements and the                Management          For            For
         reports of the Directors and the Auditors for the YE 31 DEC 2007
2.       Declare a final dividend of HKD 0.92 per share                            Management          For            For
3.A      Elect Mr. Paul Arthur Theys as a Director                                 Management          For            For
3.B      Re-elect the Honourable Sir Michael Kadoorie as a Director                Management          For            For
3.C      Re-elect the Honourable Sir Sze Yuen Chung as a Director                  Management          For            For
3.D      Re-elect Mr. John Andrew Harry Leigh as a Director                        Management          For            For
3.E      Re-elect Mr. Kan Man Lok Paul as a Director                               Management          For            For
3.F      Re-elect Mr. Ronald James McAulay as a Director                           Management          For            For
3.G      Re-elect Professor Tsui Lam Sin Lai Judy as a Director                    Management          For            For
3.H      Re-elect Sir Roderick Ian Eddington as a Director                         Management          For            For
4.       Re-appoint PricewaterhouseCoopers as the Auditors of the                  Management          For            For
         Company and authorize the Directors to fix Auditors' remuneration for the YE 31 DEC 2008
5.       Authorize the Directors of the Company to allot, issue and dispose        Management          For            For
         of additional shares of the Company make or grant offers,
         agreements, options or warrants which would or might require the exercise of such powers, during and after the relevant period, the aggregate nominal value of share capital allotted or agreed to be allotted [whether pursuant to an option or otherwise] by the
         Directors of the Company pursuant to: i) a rights issue, or ii) any option scheme or similar arrangement or the time being adopted for the grant or issue to the officers and/or employees of the
         Company and/or any f its subsidiaries of shares or rights to acquire shares of the Company or iii) any scrip dividend or similar arrangement pursuant to the Articles of Association of the
         Company from time to time, shall not exceed 5 % of the aggregate nominal amount of the share capital of the Company in issue at the date of this resolution and the said mandate shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by law to be held]
6.       Authorize the Directors of the Company during the relevant period         Management          For            For
         to exercise all the powers of the Company to purchase or
         otherwise acquire shares of HKD 5.00 each in the capital of the
         Company in accordance with all applicable laws and the
         requirements of the Rules Governing the Listing of Securities on
         The Stock Exchange of Hong Kong Limited, provided that the aggregate nominal amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this resolution; [Authority expires at the conclusion of the next AGM of the Company; or the expiration of the period within which the next
         AGM of the Company is required by law to be held]
7.       Approve the conditional upon the passing of Resolution 5 and 6            Management          For            For
         [as specified], the aggregate nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to
         Resolution 6 shall be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 5
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
SARE HLDG S A DE C V

Security         P85184102              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   29-Apr-2008
ISIN             MX01SA030007           Agenda         701534477 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve the report from the Board of Directors in accordance with         Management          For            For
         the terms of Article 172 of the General Mercantile Companies Law and Article 28(iv), of the Securities Market Law regarding the operations and results of the Company and regarding the
         operations and activities in which it intervened in accordance with the Securities Market Law during the FYE 31 DEC 2007, including the individual and consolidated financial statements of the
         Company and the report regarding the fulfillment of the tax obligations in accordance with that which is provided in part 20 of
         Article 86 of the Income Tax Law resolutions in this regard
2.       Approve the report from the Director General in accordance with           Management          For            For
         Article 172 of the General Mercantile Companies Law,
         accompanied by the opinion of the outside Auditor and the opinion of the Board of Directors regarding the report from the Director
         General, in compliance with Section 30, point (a), of the Corporate
         Bylaws
3.       Approve the presentation of the annual report from the Audit and          Management          For            For
         Corporate Practices Committee regarding its activities in
         accordance with Section 30, point (a), of the Corporate Bylaws and Article 28 of the Securities Market Law
4.       Approve the allocation of results from the FYE on 31 DEC 2007             Management          For            For
5.       Approve to determine of the maximum amount of funds that can              Management          For            For
         be allocated to the purchase of own shares of the Company in accordance with Section 12 of the Corporate Bylaws and Article
         56 of the Securities Market Law
6.       Appoint the members of the Board of Directors, including the              Management          For            For
         appointment of the Executive Chairperson, as well as of the full secretary and alternate secretary of the Company
7.       Ratify the members of the Audit and Corporate Practices                   Management          For            For
         Committee and appoint the Chairperson in compliance with that which is provided for in Article 43 of the Securities Market Law
8.       Approve the remuneration of the members of the Board of                   Management          For            For
         Directors of the Company, both full and alternate, secretary and members of the Audit and Corporate Practices Committee
9.       Approve the collation of the Corporate Bylaws of the Company in           Management          For            For
         accordance with that which is established in Article 34, part V of the provisions of a general nature applicable to the issuers of securities and other securities market participants
10.      Approve the designation of delegates who will carry out and               Management          For            For
         formalize the resolutions passed by the AGM
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


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
-----------------------------------------------------------------------------------------------------------------------------------
MIGROS TURK TAS, ISTANBUL

Security         M7009U105              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   29-Apr-2008
ISIN             TRAMIGRS91J6           Agenda         701535316 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Opening of the assembly and elect the Chairmanship                        Management          Abstain        Against
2.       Receive the Board of Directors activity report, Auditors' report and      Management          Abstain        Against
         Independent External Auditing Company's [Basaran Nas Serbest
         Muhasebeci Mali Musavirlik A.S.] report; approve the balance sheet and income statement of 2007
3.       Grant discharge to the Members of the Board of Directors and the          Management          Abstain        Against
         Auditors for the operations of Company in 2007
4.       Approve the distribution of year 2007's profit and the date of the        Management          Abstain        Against
         distribution
5.       Approve to give information in accordance with the Corporate              Management          Abstain        Against
         Governance Principals, about the policies on distribution of profit for 2008 and subsequent years
6.       Elect the Members of the Board of Directors and determine of              Management          Abstain        Against
         their term in office
7.       Elect the Auditors and determine of their term in office                  Management          Abstain        Against
8.       Approve to determine the remuneration for the Members of the              Management          Abstain        Against
         Board of Directors and the Auditors
9.       Approve to give information about the donations given to the              Management          Abstain        Against
         foundations and associations which are having tax exemption across the year 2007
10.      Ratify the election of Independent Auditing Company held by the           Management          Abstain        Against
         Board of Directors in accordance with the Regulation concerning the Capital Market Independent Auditing issued by Capital Market
         Board
11.      Grant permission to the Members of the Board of Directors to              Management          Abstain        Against
         become partner to the companies operating in the same field of business in person or on behalf of other persons and to make all necessary transactions in accordance with the Articles 334 and
         335 of the Turkish Trade Code
12.      Authorize the Chairmanship in order to sign the minutes of the            Management          Abstain        Against
         assembly
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


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
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE

Security         P49501201              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   29-Apr-2008
ISIN             MXP370711014           Agenda         701537637 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
I.       Approve the reports that are referred to in the Article 28, Part IV,      Management          For            For
         of the Securities Market Law, for the FYE on 31 DEC 2007
II.      Approve the allocation of profits                                         Management          For            For
III.     Approve the designation of the Members of the Board of Directors          Management          For            For
         of the Company and determine their independence and their
         compensation
IV.      Approve the designation of the Members of the Audit and the               Management          For            For
         Corporate Practices Committee, including the appointment of the
         Chairperson of said Committee and determine their compensation
V.       Approve the report from the Board of Directors regarding the              Management          For            For
         operations done with own shares during 2007, as well as
         determine the maximum amount of funds that can be allocated to the purchase of own shares for the 2008 FY
VI.      Grant authority to carry out a collation of the Corporate By-Laws         Management          For            For
VII.     Approve the designation of the delegate or delegates to formalize         Management          For            For
         and carry out, if relevant, the resolutions passed by the meeting
VIII.    Approve the meeting minutes                                               Management          For            For
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


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
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE

Security         204412100              Meeting Type   Annual
Ticker Symbol    RIOPR                  Meeting Date   29-Apr-2008
ISIN             US2044121000           Agenda         932874236 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
O1A      APPRECIATION OF THE MANAGEMENTS' REPORT AND                               Management          For            For
         ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
         STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
         31, 2007
O1B      PROPOSAL FOR THE DESTINATION OF PROFITS OF THE                            Management          For            For
         SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
         BUDGET FOR THE COMPANY
O1C      APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL                          Management          Abstain        Against
O1D      ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR                           Management          Abstain        Against
         MANAGEMENT AND FISCAL COUNCIL MEMBERS
E2A      THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION                           Management          For            For
         OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
         OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
         ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
         LAW
E2B      TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE                              Management          For            For
         TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
         HIRED TO APPRAISE THE VALUE OF THE COMPANY TO BE
         MERGED
E2C      TO DECIDE ON THE APPRAISAL REPORT, PREPARED BY                            Management          For            For
         THE EXPERT APPRAISERS
E2D      THE APPROVAL FOR THE MERGER OF FERRO GUSA                                 Management          For            For
         CARAJAS S.A., WITHOUT A CAPITAL INCREASE OR THE
         ISSUANCE OF NEW SHARES BY THE COMPANY
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
BIM BIRLESIK MAGAZALAR A S JT STK CO

Security         M2014F102              Meeting Type   Ordinary General Meeting
Ticker Symbol                           Meeting Date   30-Apr-2008
ISIN             TREBIMM00018           Agenda         701475104 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Opening and elect the Chairman of the Council and authorize the           Management          Abstain        Against
         council of meeting to sign the minutes of the ordinary general assembly
2.       Receive the reports of the Board of Directors, Audit Committee            Management          Abstain        Against
         and the Independent External Auditing firm Guney Bagimsiz
         Denetim Ve Serbest Muhasebeci Mali Musavirlik A.S. concerning the year 2007 activities
3.       Approve the balance sheet of the year 2007 and income                     Management          Abstain        Against
         statement
4.       Approve the 2007 dividend payment                                         Management          Abstain        Against
5.       Approve the acquittal of the Members of the Board of Directors            Management          Abstain        Against
         and the Auditors regarding their facilities during the year 2007
6.       Elect the new Members of the Board of Directors and approve to            Management          Abstain        Against
         determine the attendance rights which will be paid to them
7.       Elect the Auditors instead of the 2 Auditors whose service period         Management          Abstain        Against
         are terminated and approve to determine the fees which will be paid to them for 1 year
8.       Receive the information on the charitable donations and aids of           Management          Abstain        Against
         the Company during the year 2007
9.       Approve, in accordance with the regulations of the Capital Markets        Management          Abstain        Against
         Board related with the Independent External Auditing and the
         Independent Auditing firm selected by the Board of Directors
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WI

Security         A19494102              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   06-May-2008
ISIN             AT0000652011           Agenda         701534845 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve the annual reports, reports of the Managing Board and             Management          Abstain        Against
         Supervisory Board for 2007
2.       Approve to allocate the net income                                        Management          Abstain        Against
3.       Approve the actions of the Board of Directors and Supervisory             Management          Abstain        Against
         Board for the FY 2007
4.       Approve the remuneration of the Supervisory Board                         Management          Abstain        Against
5.       Elect the Supervisory Board                                               Management          Abstain        Against
6.       Appoint an additional Auditor and Group Auditor for the FY 2009           Management          Abstain        Against
         in addition to the Savings Banks Auditors Association
         [Sparkassen-Pruefungsverband] as the Statutory Auditor
7.       Approve the acquisition by Erste Bank of own shares for the               Management          Abstain        Against
         purpose of securities trading
8.       Grant authority for the acquisition of own shares for no designated       Management          Abstain        Against
         purpose subject to the exclusion of trading in own shares as purpose of the acquisition. and the authorization to divest acquired shares as consideration for the financing of the acquisition of companies, in one or more corporations domestically or abroad, hence other than by sale via the stock exchange or via a public offering and by analogous application of the provisions concerning the exclusion of subscription rights
9.a      Receive the De-Merger and Acquisition Agreement dated 26 MAR              Management          Abstain        Against
         2008 by the Management Board
9.b      Approve the proportionate de-merger by acquisition pursuant to            Management          Abstain        Against
         Section 1 Paragraph 2 No 2 in connection with Section 8
         Paragraph 1 of the Austrian De-Merger Act 2 (Spaltungsgesetz;
         SpaltG) pursuant to the De-Merger and Acquisition Agreement dated 26 MAR 2008 as filed with the Vienna Companies Register on the basis of the final balance sheet of Erste Bank der
         oesterreichischen Sparkassen AG of 31 DEC 2007, as specified
9.c      Amend the Articles of Association as specified                            Management          Abstain        Against
10.      Approve a New Stock Option Program for Management Board                   Management          Abstain        Against
         Members, executives and key staff of Erste Bank Group [MSOP
         2008]
11.      Approve the changes in the Articles of Association as specified           Management          Abstain        Against
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

-----------------------------------------------------------------------------------------------------------------------------------
SWIRE PAC LTD

Security         Y83310113              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   08-May-2008
ISIN             HK0087000532           Agenda         701532512 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Declare final dividends                                                   Management          For            For
2.a      Re-elect Mr. M. Cubbon as a Director                                      Management          For            For
2.b      Re-elect Mr. Baroness Dunn as a Director                                  Management          For            For
2.c      Re-elect Mr. C. Lee as a Director                                         Management          For            For
2.d      Re-elect Mr. M.C.C. Sze as a Director                                     Management          For            For
2.e      Elect Mr. T.G. Freshwater as a Director                                   Management          For            For
2.f      Elect Mr. M. Leung as a Director                                          Management          For            For
2.g      Elect Mr. A.N. Tyler as a Director                                        Management          For            For
3.       Re-appoint PricewaterhouseCoopers as the Auditors and                     Management          For            For
         authorize the Directors to fix their remuneration
4.       Authorize the Directors of the Company to make on-market share            Management          For            For
         repurchase [the Code and Share Repurchases] of the Company during the relevant period, the aggregate nominal amount of any class of the Company's shares which may be repurchased
         pursuant to the this resolutions shall not exceed 10% of the aggregate nominal amount of shares of that class in issue at the date of passing this resolution; [Authority expires the earlier of the conclusion of the AGM of the Company; or the expiration of the period within which the next AGM of the Company is to be held by law]
5.       Authorize the Directors to allot, issue and deal with additional          Management          For            For
         shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, the aggregate nominal amount of shares of any class allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in paragraph (a), otherwise than pursuant to i) a rights issue or ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares, shall not exceed the aggregate of 20 %of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution provided that the aggregate nominal amount of the shares of any class so allotted [or so agreed conditionally or unconditionally to be allotted] pursuant to this Resolution wholly for cash shall not exceed 5 % of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution; [Authority expires the earlier of the conclusion of the AGM of the Company; or the expiration of the period within which the next AGM of the Company is to be held by law]
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

-----------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LTD

Security         Y14965100              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   08-May-2008
ISIN             HK0941009539           Agenda         701538906 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the audited financial statements and the reports of the           Management          For            For
         Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2007
2.i      Declare an ordinary final dividend for the YE 31 DEC 2007                 Management          For            For
2.ii     Declare a special final dividend for the YE 31 DEC 2007                   Management          For            For
3.i      Re-elect Mr. Lu Xiangdong as a Director                                   Management          For            For
3.ii     Re-elect Mr. Xue Taohai as a Director                                     Management          For            For
3.iii    Re-elect Mr. Huang Wenlin as a Director                                   Management          For            For
3.iv     Re-elect Mr. Xin Fanfei as a Director                                     Management          For            For
3.v      Re-elect Mr. Lo Ka Shui as a Director                                     Management          For            For
4.       Re-appoint Messrs. KPMG as the Auditors and authorize the                 Management          For            For
         Directors to fix their remuneration
5.       Authorize the Directors, to purchase shares of HKD 0.10 each in           Management          For            For
         the capital of the Company including any form of depositary receipt representing the right to receive such shares [Shares] and the aggregate nominal amount of Shares which may be
         purchased on The Stock Exchange of Hong Kong Limited or any other stock exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange
         of Hong Kong Limited shall not exceed or represent more than
         10% of the aggregate nominal amount of the share capital of the
         Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or within which the next AGM of the Company is required by law to be held]
6.       Authorize the Directors to allot, issue and deal with additional          Management          For            For
         shares in the Company [including the making and granting of offers, agreements and options which might require shares to be allotted, whether during the continuance of such mandate or thereafter] provided that, otherwise than pursuant to i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; ii) the exercise of options granted under any share option scheme adopted by the
         Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the
         Company, the aggregate nominal amount of the shares allotted shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution]; [Authority expires the earlier of the conclusion of the next AGM of the Company or within which the next AGM of the
         Company is required by law to be held]
7.       Authorize the Directors, to issue, allot and deal with shares by the      Management          For            For
         number of shares repurchased up to 10% of the aggregate
         nominal amount of the share capital of the Company in issue at the date of passing this resolution, as specified in Resolution 6
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

-----------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD

Security         Y6883Q104              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   15-May-2008
ISIN             CNE1000003W8           Agenda         701557401 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
S.1      Approve the amendments to the Articles of Association of the              Management          For            For
         Company made in accordance with the Company Law of the PRC and the 'Guidelines of Articles of Association for Listed
         Companies' issued by the China Securities Regulatory
         Commission set out in Appendix I and authorize the above am
2.       Approve the report of the Board of the Company for the year 2007          Management          For            For
3.       Approve the report of the Supervisory Committee of the Company            Management          For            For
         for the year 2007
4.       Approve the Audited financial statements of the Company for the           Management          For            For
         year 2007
5.       Approve the declaration and payment of the final dividends for the        Management          For            For
         YE 31 DEC 2007 in the amount and in the manner recommended by the Board
6.       Approve the authorization of the Board to determine the                   Management          For            For
         distribution of interim dividends for the year 2008
7.       Approve the continuation of appointment of                                Management          For            For
         PricewaterhouseCoopers, Certified Public Accountants, as the
         international Auditors of the Company and
         PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
         Certified Public Accountants, as the domestic Auditors of the
         Company, for the year 2008 and authorize the Board of Directors to fix their remuneration
8.a      Elect Mr. Jiang Jiemin as a Director of the Company                       Management          For            For
8.b      Elect Mr. Zhou Jiping as a Director of the Company                        Management          For            For
8.c      Elect Mr. Duan Wende as a Director of the Company                         Management          For            For
8.d      Elect Mr. Wang Yilin as a Director of the Company                         Management          For            For
8.e      Elect Mr. Zeng Yukang as a Director of the Company                        Management          For            For
8.f      Elect Mr. Wang Fucheng as a Director of the Company                       Management          For            For
8.g      Elect Mr. Li Xinhua as a Director of the Company                          Management          For            For
8.h      Elect Mr. Liao Yongyuan as a Director of the Company                      Management          For            For
8.i      Elect Mr. Wang Guoliang as a Director of the Company                      Management          For            For
8.j      Re-elect Mr. Jiang Fan as a Director of the Company                       Management          For            For
8.k      Elect Mr. Chee-Chen Tung as the independent Director of the               Management          For            For
         Company
8.l      Elect Mr. Liu Hongru as the independent Director of the Company           Management          For            For
8.m      Elect Mr. Franco Bernabe as the independent Director of the               Management          For            For
         Company
8.n      Elect Mr. Li Yongwu as the independent Director of the Company            Management          For            For
8.o      Elect Mr. Cui Junhui as the independent Director of the Company           Management          For            For
9.a      Elect Mr. Chen Ming as the Supervisor of the Company                      Management          For            For


Page 59


9.b      Elect Mr. Wen Qingshan as the Supervisor of the Company                   Management          For            For
9.c      Elect Mr. Sun Xianfeng as the Supervisor of the Company                   Management          For            For
9.d      Elect Mr. Yu Yibo as the Supervisor of the Company                        Management          For            For
9.e      Elect Mr. Wu Zhipan as the independent Supervisor of the                  Management          For            For
         Company
9.f      Elect Mr. Li Yuan as the independent Supervisor of the Company            Shareholder         For            Against
S.10     Authorize the Board of Directors, unconditional general mandate           Management          Against        Against
         to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the
         Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of its existing the domestic shares and overseas listed foreign shares of the Company in issue as at the date of this resolution; b) to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such shares; c) to make such amendments to the Articles of
         Association of the Company as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the Company upon the allotment and issuance of shares of the Company as contemplated in this resolution; and
         e) in order to facilitate the issuance of shares in accordance with this resolution in a timely manner, to establish a special
         Committee of the Board and such Committee to exercise all such power granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary in connection with the issue of such shares contingent on the passing of sub-paragraphs (a) to (d) of this resolution and within the relevant period of this mandate f) the Board of Directors and the special Committee of the Board will only exercise its respective power under such mandate in accordance with the Company Law of the
         PRC, the Securities Law of the PRC, regulations or the listing rules of the Stock Exchange on which the Shares of the Company are listed [as amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC governmental authorities are obtained and the special Committee of the Board will only exercise its power under such mandate in accordance with the power granted by the
         shareholders at the annual general meeting to the Board[Authority expires the earlier of the conclusion of next AGM of the Company or at the end of 12month period]
11.      Approve the rules and procedures of the shareholders' general             Management          For            For
         meeting of the Company as specified
12.      Approve the Rules and procedures of the Board of the Company              Management          For            For
         as specified
13.      Approve the rules of organization and procedures of the                   Management          For            For
         Supervisory Committee of the Company as specified
14.      Other matters, if any                                                     Management          Abstain        For
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


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
-----------------------------------------------------------------------------------------------------------------------------------
PT UNILEVER INDONESIA TBK

Security         Y9064H141              Meeting Type   MIX
Ticker Symbol                           Meeting Date   22-May-2008
ISIN             ID1000095706           Agenda         701548111 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive the annual report and ratify the financial statement 2007         Management          For            For
2.       Approve the profit allocation                                             Management          For            For
3.       Appoint the Public Accountant and approve to determine their              Management          For            For
         remuneration
4.A      Approve the appointment and/or re-appointment of the Board of             Management          For            For
         Directors
4.B      Approve to change the Board of Commissioners                              Management          For            For
4.C      Approve to determine the remuneration for the Board of Directors          Management          For            For
         and Commissioners
E.1      Approve to changing the Articles of Association to comply with UU         Management          For            For
         No. 40th 2007
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


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
-----------------------------------------------------------------------------------------------------------------------------------
DAH SING BANKING GROUP LTD

Security         Y1923F101              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   28-May-2008
ISIN             HK2356013600           Agenda         701571259 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Receive and consider the audited financial statements together            Management          For            For
         with the reports of the Directors and the Auditors for the YE 31
         DEC 2007
2.       Declare a final dividend [with scrip option]                              Management          For            For
3.i      Re-elect Mr. David R. Hinde as a Director                                 Management          For            For
3.ii     Re-elect Mr. Lung-Man Chiu [John Chiu] as a Director                      Management          For            For
3.iii    Re-elect Mr. Gary Pak-Ling Wang as a Director                             Management          For            For
3.iv     Re-elect Mr. Harold Tsu-Hing Wong as a Director                           Management          For            For
4.       Approve to fix the fees of the Directors for the YE 31 DEC 2007           Management          Abstain        Against
5.       Appoint PricewaterhouseCoopers as the Auditors and authorize              Management          Abstain        Against
         the Directors to fix their remuneration
6.       Authorize the Directors, pursuant to Section 57B, to allot, issue         Management          Against        Against
         and deal with additional shares in the capital of the Company and make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) the exercise of options or similar arrangements; or iii) an issue of shares; or iv) an issue of shares of the Company as scrip dividend or similar arrangement in accordance with the memorandum and articles of association of the Company; or (v) pursuant to any existing specific authority;
         [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]
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


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
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PT ASTRA INTERNATIONAL TBK

Security         Y7117N149              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   28-May-2008
ISIN             ID1000057607           Agenda         701580258 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve the annual report and ratify the financial report of the          Management          For            For
         Company for the book year 2007
2.       Approve to determine the appropriation of the Company's profit for        Management          For            For
         the book year 2007
3.a      Appoint the Members of the Board of Directors of the Company              Management          For            For
3.b      Appoint the Members of the Board of Commissioners of the                  Management          For            For
         Company
3.c      Approve to determine the salary and benefit for the Members of            Management          For            For
         the Board of Directors of the Company
3.d      Approve to determine the honorarium and/or benefit for the                Management          For            For
         Members of the Board of Commissioner of the Company
4.       Appoint the Public Accountant whom will conduct the audit of the          Management          For            For
         Company's financial statement for the book year 2008
5.       Approve the amendment of the Company's Articles of Association            Management          For            For
         to be adjusted to the provisions of Law No. 40 year 2007
         regarding Limited Liability Company
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


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
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TENARIS, S.A.

Security         88031M109              Meeting Type   Annual
Ticker Symbol    TS                     Meeting Date   04-Jun-2008
ISIN             US88031M1099           Agenda         932898767 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       APPROVAL OF THE COMPANY'S CONSOLIDATED FINANCIAL                          Management          Abstain        Against
         STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007,
         2006 AND 2005.
02       APPROVAL OF COMPANY'S ANNUAL ACCOUNTS AS AT                               Management          Abstain        Against
         DECEMBER 31, 2007.
03       ALLOCATION OF RESULTS AND APPROVAL OF DIVIDEND                            Management          Abstain        Against
         PAYMENT.
04       DISCHARGE TO THE MEMBERS OF THE BOARD OF                                  Management          Abstain        Against
         DIRECTORS.
05       ELECTION OF THE MEMBERS OF THE BOARD OF                                   Management          Abstain        Against
         DIRECTORS.
06       COMPENSATION OF THE MEMBERS OF THE BOARD OF                               Management          Abstain        Against
         DIRECTORS.
07       AUTHORIZATION TO BOARD OF DIRECTORS TO CAUSE                              Management          Abstain        Against
         DISTRIBUTION OF ALL SHAREHOLDER COMMUNICATIONS,
         INCLUDING ITS SHAREHOLDER MEETING.
08       APPOINTMENT OF INDEPENDENT AUDITORS AND                                   Management          Abstain        Against
         APPROVAL OF THEIR FEES.
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
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FUBON FINL HLDG CO LTD

Security         Y26528102              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   13-Jun-2008
ISIN             TW0002881000           Agenda         701507305 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
B.1      Approve the 2007 business reports and financial statements                Management          For            For
B.2      Approve the 2007 profit distribution                                      Management          For            For
B.3      Approve the revision to the Articles of Incorporation                     Management          For            For
B.4      Approve the revision to the rules of the Shareholder Meeting              Management          For            For
B.5      Approve the revision to the rules of the election of the Directors        Management          For            For
         and the Supervisors and the name change
B.6      Elect the Directors and the Supervisors                                   Management          For            For
B.7      Approve the proposal to release the prohibition on the Directors          Management          For            For
         from participation in competitive business
B.8      Extraordinary motions                                                     Management          Abstain        For
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
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TAIWAN MOBILE CO LTD

Security         Y84153215              Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   13-Jun-2008
ISIN             TW0003045001           Agenda         701575942 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Approve to accept the 2007 business report and Financial                  Management          For            For
         Statements
2.       Approve the distribution of 2007 profits as specified                     Management          For            For
3.       Approve to revise the Company's Articles of Incorporation                 Management          For            For
4.1      Elect Mr. Jack J.T. Hung [ROC ID: A100320106] as a Director for           Management          For            For
         the 5 term
4.2      Elect Mr. Tsung-Ming Chung [ROC ID: J102535596] as a Director             Management          For            For
         for the 5 term
4.3      Elect Mr. Wen-Li Yeh [ROC ID: A103942588] as a Director for the           Management          For            For
         5 term
4.4      Elect Mr. J. Carl Hsu [ROC ID: A130599888] as a Director for the          Management          For            For
         5 term
5.       Approve the removal of the non-competition restrictions on the            Management          For            For
         Board of Directors elected in the shareholders' meeting
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
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD

Security        Y84629107               Meeting Type   Annual General Meeting
Ticker Symbol                           Meeting Date   13-Jun-2008
ISIN            TW0002330008            Agenda         701576956 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
3.1      Approve the 2007 business report and financial statements                 Management          For            For
3.2      Approve the distribution of 2007 profits                                  Management          For            For
3.3      Approve the capitalization of 2007 dividends, 2007 employee               Management          For            For
         profit sharing and capital surplus
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
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BIM BIRLESIK MAGAZALAR A S JT STK CO

Security         M2014F102              Meeting Type   Extra0rdinary General Meeting
Ticker Symbol                           Meeting Date   23-Jun-2008
ISIN             TREBIMM00018           Agenda         701646234 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
1.       Opening, elect the Presidential Board and authorize the                   Management          Abstain        Against
         Presidential Board to sign the EGM minutes
2.       Amend the Articles 4, 6, 10, 11, 13, 15, 16, 23, 27 and 35 of the         Management          Abstain        Against
         Articles of Incorporation of which authorizations were obtained from Capital Markets Board and Turkish Ministry of Trade in line with the attached amendment text and registering the
         amendments to the commercial register and completing the all legitimate procedures
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
-----------------------------------------------------------------------------------------------------------------------------------
OIL CO LUKOIL

Security         677862104              Meeting Type   Annual
Ticker Symbol    LUKOY                  Meeting Date   26-Jun-2008
ISIN             US6778621044           Agenda         932904798 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
01       APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL                                 Management          For            For
         FINANCIAL STATEMENTS, INCLUDING THE INCOME
         STATEMENTS AND DISTRIBUTION OF PROFITS.
3A       ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV                             Management          Against        Against
         GAVRILOVNA
3B       ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL                           Management          Against        Against
         GENNADIEVICH
3C       ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR                         Management          For            For
         NIKOLAEVICH
04       PAY REMUNERATION AND REIMBURSE EXPENSES TO                                Management          For            For
         MEMBERS OF BOARD OF DIRECTORS AND AUDIT
         COMMISSION OF OAO "LUKOIL" AND TO ESTABLISH
         REMUNERATION FOR NEWLY ELECTED MEMBERS OF
         BOARD OF DIRECTORS AND AUDIT COMMISSION
         ACCORDING TO COMMISSION OF OAO "LUKOIL".
05       TO APPROVE THE INDEPENDENT AUDITOR OF OAO                                 Management          For            For
         "LUKOIL" - CLOSED JOINT STOCK COMPANY KPMG.
6A       SHAREHOLDER LOAN AGREEMENT BETWEEN OAO                                    Management          For            For
         "LUKOIL" (LENDER) AND OOO NARYANMARNEFTEGAZ
         (BORROWER).
6B       PROVISION OF A LOAN BY OAO "LUKOIL" (LENDER) TO OAO                       Management          For            For
         YUGK TGC-8 (BORROWER).
6C       RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER) FROM                         Management          For            For
         OAO YUGK TGC-8 (LENDER).
6D       RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER) FROM                         Management          For            For
         OAO YUGK TGC-8 (LENDER).
6E       POLICY (CONTRACT) ON INSURING THE LIABILITY OF                            Management          For            For
         DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
         OAO "LUKOIL" (POLICYHOLDER) AND OAO KAPITAL
         STRAKHOVANIE (INSURER).
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
-----------------------------------------------------------------------------------------------------------------------------------
OIL CO LUKOIL

Security         677862104              Meeting Type   Annual
Ticker Symbol    LUKOY                  Meeting Date   26-Jun-2008
ISIN             US6778621044           Agenda         932915626 - Management

Item     Proposal                                                                  Proponent           Vote           For/Against
                                                                                                                      Management
2A       TO ELECT ALEKPEROV, VAGIT YUSUFOVICH.                                     Management          For            For
2B       TO ELECT BELIKOV, IGOR VYACHESLAVOVICH.                                   Management          For            For
2C       TO ELECT WALLETTE (JR), DONALD EVERT.                                     Management          For            For
2D       TO ELECT GRAYFER, VALERY ISAAKOVICH.                                      Management          For            For
2E       TO ELECT KUTAFIN, OLEG EMELYANOVICH.                                      Management          For            For
2F       TO ELECT KOSTIN, ANDREY LEONIDOVICH.                                      Management          For            For
2G       TO ELECT MAGANOV, RAVIL ULFATOVICH.                                       Management          For            For
2H       TO ELECT MATZKE, RICHARD HERMAN.                                          Management          For            For
2I       TO ELECT MIKHAILOV, SERGEI ANATOLIEVICH.                                  Management          For            For
2J       TO ELECT TSVETKOV, NIKOLAI ALEXANDROVICH.                                 Management          For            For
2K       TO ELECT SHERKUNOV, IGOR VLADIMIROVICH.                                   Management          For            For
2L       TO ELECT SHOKHIN, ALEXANDER NIKOLAEVICH.                                  Management          For            For
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

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST/ABERDEEN EMERGING
                           OPPORTUNITY FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 29, 2008
                           -------------------------

* Print the name and title of each signing officer under his or her signature.